UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

TIAA Separate Account VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 0.8%
3,241	*	American Axle & Manufacturing Holdings, Inc	$36
5,331	*	BorgWarner, Inc	368
2,813		Cooper Tire & Rubber Co	54
7,200		Dana Holding Corp	88
15,940	*	Delphi Automotive plc	494
1,224	*	Dorman Products, Inc	39
1,013		Drew Industries, Inc	31
3,666	*	Exide Technologies	11
996	*	Federal Mogul Corp (Class A)	9
180,348		Ford Motor Co	1,778
735	*	Fuel Systems Solutions, Inc	13
37,214	*	General Motors Co	847
6,807		Gentex Corp	116
1,306	*	Gentherm, Inc	16
12,196	*	Goodyear Tire & Rubber Co	149
11,243		Harley-Davidson, Inc	476
32,143		Johnson Controls, Inc	881
4,836		Lear Corp	183
2,342	*	Modine Manufacturing Co	17
1,983		Spartan Motors, Inc	10
1,021		Standard Motor Products, Inc	19
1,336	*	Stoneridge, Inc	7
1,205		Superior Industries International, Inc	21
3,166	*	Tenneco, Inc	89
3,177	*,e	Tesla Motors, Inc	93
1,719		Thor Industries, Inc	63
312	*	Tower International, Inc	2
4,782	*	TRW Automotive Holdings Corp	209
2,234	*	Visteon Corp	99
1,507	*	Winnebago Industries, Inc	19

		TOTAL AUTOMOBILES & COMPONENTS	6,237

BANKS - 3.4%
810		1st Source Corp	18
1,172	*	1st United Bancorp, Inc	8
351		Access National Corp	5
243		Alliance Financial Corp	10
374		American National Bankshares, Inc	8
1,244	*	Ameris Bancorp	16
387		Ames National Corp	8
587	e	Arrow Financial Corp	15
8,748		Associated Banc-Corp	115
4,208		Astoria Financial Corp	42
520		Bancfirst Corp	22
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	34
4,426		Bancorpsouth, Inc	65
2,688		Bank Mutual Corp	12
2,204		Bank of Hawaii Corp	101
291		Bank of Kentucky Financial Corp	8
288		Bank of Marin Bancorp	12
1,276		Bank of the Ozarks, Inc	44
1,044		BankFinancial Corp	9
824		Banner Corp	22

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

194	e	Bar Harbor Bankshares	$7
33,099		BB&T Corp	1,098
3,505	*	BBCN Bancorp, Inc	44
1,950	*	Beneficial Mutual Bancorp, Inc	19
1,072		Berkshire Hills Bancorp, Inc	24
384	*	BofI Holding, Inc	10
986		BOK Financial Corp	58
3,543		Boston Private Financial Holdings, Inc	34
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	7
3,533		Brookline Bancorp, Inc	31
397		Bryn Mawr Bank Corp	9
394	*	BSB Bancorp, Inc	5
159		C&F Financial Corp	6
460		Camden National Corp	17
582	*	Cape Bancorp, Inc	5
831		Capital City Bank Group, Inc	9
11,183		CapitalSource, Inc	85
7,090		Capitol Federal Financial	85
1,503		Cardinal Financial Corp	22
3,968		Cathay General Bancorp	69
645		Center Bancorp, Inc	8
1,148		Centerstate Banks of Florida, Inc	10
764	*	Central Pacific Financial Corp	11
152		Century Bancorp, Inc	5
1,616		Chemical Financial Corp	39
9,754	*	CIT Group, Inc	384
533		Citizens & Northern Corp	10
1,924	*	Citizens Republic Bancorp, Inc	37
923	e	City Holding Co	33
2,242		City National Corp	116
875		Clifton Savings Bancorp, Inc	10
498		CNB Financial Corp	9
1,740		CoBiz, Inc	12
2,091		Columbia Banking System, Inc	39
9,448		Comerica, Inc	293
3,287		Commerce Bancshares, Inc	133
1,740		Community Bank System, Inc	49
1,003		Community Trust Bancorp, Inc	36
2,461		Cullen/Frost Bankers, Inc	141
4,428		CVB Financial Corp	53
1,609		Dime Community Bancshares	23
6,269	*	Doral Financial Corp	6
860	*	Eagle Bancorp, Inc	14
6,966		East West Bancorp, Inc	147
301		Enterprise Bancorp, Inc	5
828		Enterprise Financial Services Corp	11
559		ESB Financial Corp	8
1,035		ESSA Bancorp, Inc	11
1,053		EverBank Financial Corp	14
892		Farmers National Banc Corp	6
399		Federal Agricultural Mortgage Corp (Class C)	10
43,303		Fifth Third Bancorp	672
664		Financial Institutions, Inc	12
720		First Bancorp (NC)	8
3,468	*	First Bancorp (Puerto Rico)	15
498		First Bancorp, Inc	9
3,831		First Busey Corp	19
1,046	*	First California Financial Group, Inc	7
147		First Citizens Bancshares, Inc (Class A)	24
4,700		First Commonwealth Financial Corp	33
680		First Community Bancshares, Inc	10
886		First Connecticut Bancorp	12
510		First Defiance Financial Corp	9

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,063		First Financial Bancorp	$52
1,650	e	First Financial Bankshares, Inc	59
590		First Financial Corp	19
889		First Financial Holdings, Inc	12
814	*	First Financial Northwest, Inc	7
11,345		First Horizon National Corp	109
654		First Interstate Bancsystem, Inc	10
1,238		First Merchants Corp	19
3,929		First Midwest Bancorp, Inc	49
15,757		First Niagara Financial Group, Inc	128
288		First of Long Island Corp	9
412		First Pactrust Bancorp, Inc	5
4,959		First Republic Bank	171
5,568		FirstMerit Corp	82
1,645		Flushing Financial Corp	26
6,390		FNB Corp	72
449	*,e	FNB United Corp	5
752		Fox Chase Bancorp, Inc	12
689	*	Franklin Financial Corp	12
10,086		Fulton Financial Corp	99
602		German American Bancorp, Inc	15
3,468		Glacier Bancorp, Inc	54
500		Great Southern Bancorp, Inc	16
3,552	*	Guaranty Bancorp	7
3,706		Hancock Holding Co	115
1,525	*	Hanmi Financial Corp	20
928		Heartland Financial USA, Inc	25
1,007	*	Heritage Commerce Corp	7
534		Heritage Financial Corp	8
394		Heritage Financial Group	5
917	*,e	Heritage Oaks Bancorp	5
343	*	Home Bancorp, Inc	6
1,128		Home Bancshares, Inc	38
821		Home Federal Bancorp, Inc	9
649		Home Loan Servicing Solutions Ltd	11
222	*	HomeStreet, Inc	8
980	*	HomeTrust Bancshares, Inc	13
173		Horizon Bancorp	5
25,633		Hudson City Bancorp, Inc	204
754		Hudson Valley Holding Corp	13
40,200		Huntington Bancshares, Inc	277
1,370		IBERIABANK Corp	63
1,031	e	Independent Bank Corp	31
2,385		International Bancshares Corp	45
2,538	*	Investors Bancorp, Inc	46
1,441		Kearny Financial Corp	14
46,349		Keycorp	405
463		K-Fed Bancorp	7
1,129		Lakeland Bancorp, Inc	12
734		Lakeland Financial Corp	20
6,053	e	M&T Bank Corp	576
731		MainSource Financial Group, Inc	9
2,798		MB Financial, Inc	55
410	*	Mercantile Bank Corp	7
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	4
759	*	MetroCorp Bancshares, Inc	8
9,426	*,e	MGIC Investment Corp	14
259		Middleburg Financial Corp	5
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	7
357		National Bankshares, Inc	12
6,208		National Penn Bancshares, Inc	57
928	*,e	Nationstar Mortgage Holdings, Inc	31

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,807		NBT Bancorp, Inc	$40
21,099	e	New York Community Bancorp, Inc	299
1,192		Northfield Bancorp, Inc	19
302		Northrim BanCorp, Inc	6
4,572		Northwest Bancshares, Inc	56
741		OceanFirst Financial Corp	11
5,213	*	Ocwen Financial Corp	143
3,801		Old National Bancorp	52
700	*	OmniAmerican Bancorp, Inc	16
2,272	e	Oriental Financial Group, Inc	24
2,816		Oritani Financial Corp	42
220	*	Pacific Capital Bancorp	10
991		Pacific Continental Corp	9
1,486		PacWest Bancorp	35
688	e	Park National Corp	48
1,481	*	Park Sterling Bank	7
420		Peapack Gladstone Financial Corp	7
221		Penns Woods Bancorp, Inc	10
720	*	Pennsylvania Commerce Bancorp, Inc	9
595		Peoples Bancorp, Inc	14
312	e	Peoples Federal Bancshares, Inc	5
17,740		People’s United Financial, Inc	215
1,766	*	Pinnacle Financial Partners, Inc	34
25,252		PNC Financial Services Group, Inc	1,593
5,261	*	Popular, Inc	92
564	*	Preferred Bank	8
3,026		PrivateBancorp, Inc	48
2,398		Prosperity Bancshares, Inc	102
446		Provident Financial Holdings, Inc	6
3,163		Provident Financial Services, Inc	50
2,753		Provident New York Bancorp	26
5,521	e	Radian Group, Inc	24
68,601		Regions Financial Corp	495
1,026		Renasant Corp	20
612		Republic Bancorp, Inc (Class A)	13
1,513		Rockville Financial, Inc	19
629		Roma Financial Corp	6
1,211		S&T Bancorp, Inc	21
615		S.Y. Bancorp, Inc	15
1,250		Sandy Spring Bancorp, Inc	24
728		SCBT Financial Corp	29
3,679	*	Seacoast Banking Corp of Florida	6
503		SI Financial Group, Inc	6
370		Sierra Bancorp	5
2,360	*	Signature Bank	158
905		Simmons First National Corp (Class A)	22
917		Southside Bancshares, Inc	20
740	*	Southwest Bancorp, Inc	8
1,614		State Bank & Trust Co	27
1,347		StellarOne Corp	18
1,199		Sterling Bancorp	12
1,362		Sterling Financial Corp	30
513	*	Suffolk Bancorp	8
1,927	*	Sun Bancorp, Inc	7
25,848		SunTrust Banks, Inc	731
9,404		Susquehanna Bancshares, Inc	98
2,032	*	SVB Financial Group	123
38,163		Synovus Financial Corp	90
607	*	Taylor Capital Group, Inc	10
8,057		TCF Financial Corp	96
700		Territorial Bancorp, Inc	16
1,877	*	Texas Capital Bancshares, Inc	93
4,208	*	TFS Financial Corp	38
1,165	*	The Bancorp, Inc	12

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

429		Tompkins Trustco, Inc	$17
1,255	e	TowneBank	19
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	30
3,370		Trustmark Corp	82
1,489		UMB Financial Corp	73
5,809		Umpqua Holdings Corp	75
814		Union Bankshares Corp	13
2,414	e	United Bankshares, Inc	60
2,012	*,e	United Community Banks, Inc	17
1,056		United Financial Bancorp, Inc	15
792		Univest Corp of Pennsylvania	14
90,245		US Bancorp	3,095
9,564	e	Valley National Bancorp	96
1,734		ViewPoint Financial Group	33
1,010	*	Virginia Commerce Bancorp	9
568	*	Walker & Dunlop, Inc	9
835		Washington Banking Co	12
5,275		Washington Federal, Inc	88
881		Washington Trust Bancorp, Inc	23
3,466		Webster Financial Corp	82
233,788		Wells Fargo & Co	8,073
1,213		WesBanco, Inc	25
997		West Bancorporation, Inc	12
992	*	West Coast Bancorp	22
1,286		Westamerica Bancorporation	61
3,132	*	Western Alliance Bancorp	32
1,313		Westfield Financial, Inc	10
2,922	*	Wilshire Bancorp, Inc	18
1,580		Wintrust Financial Corp	59
320		WSFS Financial Corp	13
8,939		Zions Bancorporation	185

		TOTAL BANKS	25,717

CAPITAL GOODS - 7.9%
33,067		3M Co	3,056
1,795		A.O. Smith Corp	103
851		Aaon, Inc	17
2,061		AAR Corp	34
2,045	*,e	Accuride Corp	10
1,483		Aceto Corp	14
2,862		Actuant Corp (Class A)	82
2,053		Acuity Brands, Inc	130
5,359	*	Aecom Technology Corp	113
1,981	*	Aegion Corp	38
831	*	Aerovironment, Inc	20
4,798	*	AGCO Corp	228
3,284	*,e	Air Lease Corp	67
2,801		Aircastle Ltd	32
374		Alamo Group, Inc	13
1,443		Albany International Corp (Class A)	32
1,608		Alliant Techsystems, Inc	81
1,557		Altra Holdings, Inc	28
909	*	Ameresco, Inc	11
569	*	American Railcar Industries, Inc	16
373		American Science & Engineering, Inc	24
2,155	*,e	American Superconductor Corp	9
475	*	American Woodmark Corp	9
11,155		Ametek, Inc	395
475		Ampco-Pittsburgh Corp	9
1,541	*,e	API Technologies Corp	4
1,479		Apogee Enterprises, Inc	29
2,044		Applied Industrial Technologies, Inc	85

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

420		Argan, Inc	$7
988		Armstrong World Industries, Inc	46
4,621	*	ArvinMeritor, Inc	20
534	*	Astec Industries, Inc	17
525	*	Astronics Corp	16
1,446		AZZ, Inc	55
5,372	*	Babcock & Wilcox Co	137
2,603		Barnes Group, Inc	65
4,904	*	BE Aerospace, Inc	206
2,410	*	Beacon Roofing Supply, Inc	69
2,316		Belden CDT, Inc	85
2,508	*	Blount International, Inc	33
35,670		Boeing Co	2,483
2,394		Brady Corp (Class A)	70
2,463		Briggs & Stratton Corp	46
2,524	*	Builders FirstSource, Inc	13
531	*	CAI International, Inc	11
12,740	*,e	Capstone Turbine Corp	13
3,097		Carlisle Cos, Inc	161
453		Cascade Corp	25
31,083		Caterpillar, Inc	2,674
1,257		Ceradyne, Inc	31
1,453	*	Chart Industries, Inc	107
4,806		Chicago Bridge & Iron Co NV	183
839		CIRCOR International, Inc	32
2,439		Clarcor, Inc	109
1,332	*	CNH Global NV	52
428		Coleman Cable, Inc	4
2,110	*	Colfax Corp	77
1,162	*	Columbus McKinnon Corp	18
2,009		Comfort Systems USA, Inc	22
1,268	*	Commercial Vehicle Group, Inc	9
7,729		Cooper Industries plc	580
2,466		Crane Co	98
828		Cubic Corp	41
9,336		Cummins, Inc	861
2,273		Curtiss-Wright Corp	74
27,592		Danaher Corp	1,522
18,905		Deere & Co	1,559
1,771	*,e	DigitalGlobe, Inc	36
7,268		Donaldson Co, Inc	252
932		Douglas Dynamics, Inc	14
8,646		Dover Corp	514
430	*	DXP Enterprises, Inc	20
1,870	*	Dycom Industries, Inc	27
757		Dynamic Materials Corp	11
15,967	e	Eaton Corp	755
758	*	Edgen Group, Inc	6
3,412		EMCOR Group, Inc	97
34,883		Emerson Electric Co	1,684
840		Encore Wire Corp	25
1,511	*	Energy Recovery, Inc	4
2,332	*	EnerSys	82
788	*	Engility Holdings, Inc	15
908	*	EnPro Industries, Inc	33
1,380		ESCO Technologies, Inc	54
1,554	*	Esterline Technologies Corp	87
9,057		Exelis, Inc	94
13,771		Fastenal Co	592
3,085	*	Federal Signal Corp	19
2,307	*	Flow International Corp	9
2,454		Flowserve Corp	313
8,221		Fluor Corp	463
7,798	*	Fortune Brands Home & Security, Inc	211

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

898		Franklin Electric Co, Inc	$54
635		Freightcar America, Inc	11
4,152	*	FuelCell Energy, Inc	4
2,145	*	Furmanite Corp	12
2,430		Gardner Denver, Inc	147
2,370		GATX Corp	100
2,932	*	GenCorp, Inc	28
1,246		Generac Holdings, Inc	29
2,638	*	General Cable Corp	77
15,088		General Dynamics Corp	998
505,709		General Electric Co	11,485
730	*	GeoEye, Inc	19
1,633	*	Gibraltar Industries, Inc	21
809		Global Power Equipment Group, Inc	15
795		Gorman-Rupp Co	21
2,939		Graco, Inc	148
4,898	*	GrafTech International Ltd	44
604		Graham Corp	11
1,832		Granite Construction, Inc	53
3,079		Great Lakes Dredge & Dock Corp	24
869	*	Greenbrier Cos, Inc	14
2,356		Griffon Corp	24
1,293		H&E Equipment Services, Inc	16
534		Hardinge, Inc	5
4,082		Harsco Corp	84
2,630		Heico Corp	102
4,837	*	Hexcel Corp	116
37,092		Honeywell International, Inc	2,216
800		Houston Wire & Cable Co	9
2,806		Hubbell, Inc (Class B)	227
2,459	*	Huntington Ingalls	103
316	*	Hurco Cos, Inc	7
4,026		IDEX Corp	168
2,800	*	II-VI, Inc	53
20,272		Illinois Tool Works, Inc	1,206
14,104		Ingersoll-Rand plc	632
916		Insteel Industries, Inc	11
4,471		ITT Corp	90
6,034	*	Jacobs Engineering Group, Inc	244
1,665		John Bean Technologies Corp	27
5,106		Joy Global, Inc	286
208	*	Kadant, Inc	5
1,371		Kaman Corp	49
1,677		Kaydon Corp	37
6,842		KBR, Inc	204
3,920		Kennametal, Inc	145
953	*,e	KEYW Holding Corp	12
1,860	*,e	Kratos Defense & Security Solutions, Inc	11
4,551		L-3 Communications Holdings, Inc	326
990	*	Layne Christensen Co	19
659		LB Foster Co (Class A)	21
2,159		Lennox International, Inc	104
3,889		Lincoln Electric Holdings, Inc	152
623	e	Lindsay Manufacturing Co	45
533	*	LMI Aerospace, Inc	11
12,409		Lockheed Martin Corp	1,159
1,293		LSI Industries, Inc	9
853	*	Lydall, Inc	12
6,443		Manitowoc Co, Inc	86
17,530		Masco Corp	264
2,813	*	Mastec, Inc	56
901		Met-Pro Corp	8
445	*	Michael Baker Corp	11
947	*	Middleby Corp	110

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

614		Miller Industries, Inc	$10
2,290	*	Moog, Inc (Class A)	87
2,247		MSC Industrial Direct Co (Class A)	151
1,325		Mueller Industries, Inc	60
8,122		Mueller Water Products, Inc (Class A)	40
881	*	MYR Group, Inc	18
206		National Presto Industries, Inc	15
2,730	*	Navistar International Corp	58
926	*	NCI Building Systems, Inc	9
822	*	NN, Inc	7
3,046		Nordson Corp	179
383	*	Nortek, Inc	21
11,905		Northrop Grumman Corp	791
625	*	Northwest Pipe Co	15
2,885	*	Orbital Sciences Corp	42
1,499	*	Orion Marine Group, Inc	11
4,565	*	Oshkosh Truck Corp	125
5,833	*	Owens Corning, Inc	195
17,333		Paccar, Inc	694
5,632		Pall Corp	358
7,125		Parker Hannifin Corp	595
4,814		Pentair, Inc	214
1,399		Perini Corp	16
1,025	*	Pike Electric Corp	8
762	*	PMFG, Inc	6
2,263	*,e	Polypore International, Inc	80
458	*	Powell Industries, Inc	18
6,920		Precision Castparts Corp	1,130
96		Preformed Line Products Co	5
1,320		Primoris Services Corp	17
244	*	Proto Labs, Inc	8
1,987		Quanex Building Products Corp	37
10,206	*	Quanta Services, Inc	252
1,726		Raven Industries, Inc	51
15,751		Raytheon Co	900
1,025	*	RBC Bearings, Inc	49
1,883		Regal-Beloit Corp	133
1,385	*	Rexnord Corp	25
1,740		Robbins & Myers, Inc	104
6,933		Rockwell Automation, Inc	482
6,912		Rockwell Collins, Inc	371
4,560		Roper Industries, Inc	501
1,703	*	Rush Enterprises, Inc (Class A)	33
559		Sauer-Danfoss, Inc	22
16	*	Seaboard Corp	36
576		SeaCube Container Leasing Ltd	11
3,185	*	Shaw Group, Inc	139
1,742		Simpson Manufacturing Co, Inc	50
2,823		Snap-On, Inc	203
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	125
2,461		SPX Corp	161
616		Standex International Corp	27
8,270		Stanley Works	631
701	*	Sterling Construction Co, Inc	7
1,027		Sun Hydraulics Corp	27
1,019		TAL International Group, Inc	35
3,948	*	Taser International, Inc	24
1,622	*	Teledyne Technologies, Inc	103
1,004		Tennant Co	43
5,365	*	Terex Corp	121
590	e	Textainer Group Holdings Ltd	18
13,409		Textron, Inc	351
728	*	Thermon Group Holdings	18
4,280		Timken Co	159

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,128	e	Titan International, Inc	$38
784	*	Titan Machinery, Inc	16
2,682		Toro Co	107
2,482	*	TransDigm Group, Inc	352
714	*	Trex Co, Inc	24
1,579	*	Trimas Corp	38
4,029		Trinity Industries, Inc	121
2,423		Triumph Group, Inc	152
562	e	Twin Disc, Inc	10
4,555	*	United Rentals, Inc	149
43,434		United Technologies Corp	3,400
979		Universal Forest Products, Inc	41
3,591		URS Corp	127
3,497	*,e	USG Corp	77
1,134		Valmont Industries, Inc	149
1,023		Vicor Corp	7
2,775		W.W. Grainger, Inc	578
926	*	Wabash National Corp	7
3,136	*	WABCO Holdings, Inc	181
1,468		Watsco, Inc	111
1,103		Watts Water Technologies, Inc (Class A)	42
2,122	*	WESCO International, Inc	121
2,441		Westinghouse Air Brake Technologies Corp	196
3,365		Woodward Governor Co	114
8,729		Xylem, Inc	220

		TOTAL CAPITAL GOODS	60,144

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,600		ABM Industries, Inc	49
2,406	*	Acacia Research (Acacia Technologies)	66
5,555	*	ACCO Brands Corp	36
828		Acorn Energy, Inc	7
1,159		Administaff, Inc	29
1,661	*	Advisory Board Co	79
928		American Ecology Corp	20
2,166	*	American Reprographics Co	9
818	*	Asset Acceptance Capital Corp	6
508	*	AT Cross Co	5
5,027		Avery Dennison Corp	160
383		Barrett Business Services, Inc	10
2,433		Brink’s Co	63
1,375	*	Casella Waste Systems, Inc (Class A)	6
2,695	*,e	CBIZ, Inc	16
669		CDI Corp	11
3,345	*,e	Cenveo, Inc	8
5,360		Cintas Corp	222
2,372	*	Clean Harbors, Inc	116
493	*	Consolidated Graphics, Inc	13
5,437	*,e	Coolbrands International, Inc	8
4,960	*	Copart, Inc	138
1,551		Corporate Executive Board Co	83
4,833		Corrections Corp of America	162
594		Courier Corp	7
5,871		Covanta Holding Corp	101
717	*	CRA International, Inc	12
2,529		Deluxe Corp	77
1,664	*	Dolan Media Co	9
2,320		Dun & Bradstreet Corp	185
1,077	*	Encore Capital Group, Inc	30
4,206	*	EnergySolutions, Inc	12
1,037	*,e	EnerNOC, Inc	13
1,357		Ennis, Inc	22
5,587		Equifax, Inc	260

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

641	*	Exponent, Inc	$37
691	*	Franklin Covey Co	8
2,087	*	FTI Consulting, Inc	56
989		G & K Services, Inc (Class A)	31
3,286		Geo Group, Inc	91
645	*	GP Strategies Corp	13
3,373		Healthcare Services Group	77
943		Heidrick & Struggles International, Inc	12
218	*,e	Heritage-Crystal Clean, Inc	4
2,267		Herman Miller, Inc	44
1,422	*	Hill International, Inc	6
2,339		HNI Corp	60
1,656	*	Hudson Highland Group, Inc	7
1,154	*	Huron Consulting Group, Inc	40
892	*	ICF International, Inc	18
5,063	*	ICO Global Communications Holdings Ltd	6
2,333	*	IHS, Inc (Class A)	227
1,402	*	Innerworkings, Inc	18
2,666		Interface, Inc	35
462		Intersections, Inc	5
7,482		Iron Mountain, Inc	255
1,460	*	KAR Auction Services, Inc	29
1,394		Kelly Services, Inc (Class A)	18
1,380	*	Kforce, Inc	16
1,737		Kimball International, Inc (Class B)	21
2,470		Knoll, Inc	34
2,433	*	Korn/Ferry International	37
3,935		Manpower, Inc	145
1,316		McGrath RentCorp	34
1,459	*	Metalico, Inc	4
1,391		Mine Safety Appliances Co	52
757	*	Mistras Group, Inc	18
1,600	*	Mobile Mini, Inc	27
514		Multi-Color Corp	12
2,873	*	Navigant Consulting, Inc	32
5,912	*	Nielsen Holdings NV	177
563		NL Industries, Inc	6
3,322	*,e	Odyssey Marine Exploration, Inc	11
2,101	*	On Assignment, Inc	42
8,271	e	Pitney Bowes, Inc	114
832	*	Portfolio Recovery Associates, Inc	87
891	e	Quad	15
9,054	e	R.R. Donnelley & Sons Co	96
14,205		Republic Services, Inc	391
2,774		Resources Connection, Inc	36
6,958		Robert Half International, Inc	185
2,589		Rollins, Inc	61
489	*	RPX Corp	6
977		Schawk, Inc (Class A)	13
672	*	Standard Parking Corp	15
3,734		Steelcase, Inc (Class A)	37
3,985	*	Stericycle, Inc	361
1,911	*	SYKES Enterprises, Inc	26
1,110	*	Team, Inc	35
3,077	*	Tetra Tech, Inc	81
648	*	TMS International Corp	6
2,955		Towers Watson & Co	157
896	*	TRC Cos, Inc	7
1,954	*	TrueBlue, Inc	31
21,974		Tyco International Ltd	1,236
664		Unifirst Corp	44
1,976		United Stationers, Inc	51
7,142	*	Verisk Analytics, Inc	340
1,084		Viad Corp	23

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

205		VSE Corp	$5
295	*	WageWorks, Inc	5
5,431		Waste Connections, Inc	164
22,149		Waste Management, Inc	711

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,154

CONSUMER DURABLES & APPAREL - 1.4%
1,931	e	American Greetings Corp (Class A)	32
653	*	Arctic Cat, Inc	27
562		Bassett Furniture Industries, Inc	7
4,855	*,e	Beazer Homes USA, Inc	17
499	e	Blyth, Inc	13
4,339		Brunswick Corp	98
3,430	e	Callaway Golf Co	21
2,483	*	Carter’s, Inc	134
379	*	Cavco Industries, Inc	17
442		Cherokee, Inc	6
715	*	Clarus Corp	6
13,959		Coach, Inc	782
562	e	Columbia Sportswear Co	30
4,300	*	CROCS, Inc	70
269		CSS Industries, Inc	6
1,873	*,e	Deckers Outdoor Corp	69
351	*	Delta Apparel, Inc	5
13,501		DR Horton, Inc	279
1,299	e	Ethan Allen Interiors, Inc	29
5,284	*	Fifth & Pacific Cos, Inc	67
2,570	*	Fossil, Inc	218
5,292	*,e	Garmin Ltd	221
811	*	G-III Apparel Group Ltd	29
4,868	*	Hanesbrands, Inc	155
3,541		Harman International Industries, Inc	163
5,630	e	Hasbro, Inc	215
1,630	*	Helen of Troy Ltd	52
500		Hooker Furniture Corp	7
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	17
3,571	*	Iconix Brand Group, Inc	65
1,204	*,e	iRobot Corp	27
816	e	Jakks Pacific, Inc	12
3,869		Jarden Corp	204
232	*	Johnson Outdoors, Inc	5
4,415		Jones Apparel Group, Inc	57
4,044	e	KB Home	58
1,430	*,e	K-Swiss, Inc (Class A)	5
2,552	*	La-Z-Boy, Inc	37
1,909	*	Leapfrog Enterprises, Inc	17
6,795		Leggett & Platt, Inc	170
7,949	e	Lennar Corp (Class A)	276
847	*	Libbey, Inc	13
362		Lifetime Brands, Inc	4
862	*	M/I Homes, Inc	17
1,202	*	Maidenform Brands, Inc	25
1,066		Marine Products Corp	6
16,059		Mattel, Inc	570
1,887		MDC Holdings, Inc	73
1,184	*	Meritage Homes Corp	45
4,127	*	Michael Kors Holdings Ltd	219
2,686	*	Mohawk Industries, Inc	215
817		Movado Group, Inc	28
271		Nacco Industries, Inc (Class A)	34
14,090		Newell Rubbermaid, Inc	269
17,196		Nike, Inc (Class B)	1,632
233	*	NVR, Inc	197

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

733		Oxford Industries, Inc	$41
804	*	Perry Ellis International, Inc	18
3,415		Phillips-Van Heusen Corp	320
3,100		Polaris Industries, Inc	251
2,301		Pool Corp	96
16,595	*	Pulte Homes, Inc	257
6,801	*	Quiksilver, Inc	23
2,959		Ralph Lauren Corp	447
444		RG Barry Corp	6
2,334		Ryland Group, Inc	70
2,732	*,e	Sealy Corp	6
1,898	*	Skechers U.S.A., Inc (Class A)	39
796	*,e	Skullcandy, Inc	11
2,979	*	Smith & Wesson Holding Corp	33
5,166	*,e	Standard-Pacific Corp	35
288	*	Steinway Musical Instruments, Inc	7
1,788	*	Steven Madden Ltd	78
957	e	Sturm Ruger & Co, Inc	48
2,638	*	Tempur-Pedic International, Inc	79
6,926	*	Toll Brothers, Inc	230
1,435		True Religion Apparel, Inc	31
1,038	*,e	Tumi Holdings, Inc	24
2,713		Tupperware Corp	145
3,728	*	Under Armour, Inc (Class A)	208
489	*	Unifi, Inc	6
787	*	Universal Electronics, Inc	14
1,001	*,e	Vera Bradley, Inc	24
4,128		VF Corp	658
1,991	*	Warnaco Group, Inc	103
378		Weyco Group, Inc	9
3,754		Whirlpool Corp	311
2,109		Wolverine World Wide, Inc	94
1,005	*	Zagg, Inc	9

		TOTAL CONSUMER DURABLES & APPAREL	10,803

CONSUMER SERVICES - 2.2%
1,322	*	AFC Enterprises	33
960	*,e	American Public Education, Inc	35
1,644		Ameristar Casinos, Inc	29
4,416	*	Apollo Group, Inc (Class A)	128
692	*	Ascent Media Corp (Series A)	37
2,180	*	Bally Technologies, Inc	108
1,195	*	BJ’s Restaurants, Inc	54
1,070	*	Bloomin’ Brands, Inc	18
1,424		Bob Evans Farms, Inc	56
2,708	*,e	Boyd Gaming Corp	19
987	*	Bravo Brio Restaurant Group, Inc	14
910	*	Bridgepoint Education, Inc	9
3,620		Brinker International, Inc	128
937	*	Buffalo Wild Wings, Inc	80
1,990	*	Caesars Entertainment Corp	14
428	*	Capella Education Co	15
3,103	*	Career Education Corp	12
1,022	*	Caribou Coffee Co, Inc	14
19,591		Carnival Corp	714
620	*	Carrols Restaurant Group, Inc	4
929		CBRL Group, Inc	62
1,153		CEC Entertainment, Inc	35
2,924		Cheesecake Factory	105
1,535	*	Chipotle Mexican Grill, Inc (Class A)	487
1,471		Choice Hotels International, Inc	47
533		Churchill Downs, Inc	33
1,574	*,e	Coinstar, Inc	71

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,659	*,e	Corinthian Colleges, Inc	$11
6,294		Darden Restaurants, Inc	351
4,746	*	Denny’s Corp	23
2,602	e	DeVry, Inc	59
740	*	DineEquity, Inc	41
2,824		Domino’s Pizza, Inc	106
3,170	e	Dunkin Brands Group, Inc	93
705	*	Education Holdings , Inc	0	^
1,956	*,e	Education Management Corp	6
289		Einstein Noah Restaurant Group, Inc	5
620	*	Fiesta Restaurant Group, Inc	10
1,932	*	Grand Canyon Education, Inc	45
14,272		H&R Block, Inc	247
3,288		Hillenbrand, Inc	60
2,201	*	Hyatt Hotels Corp	88
309	*	Ignite Restaurant Group, Inc	4
12,691		International Game Technology	166
903		International Speedway Corp (Class A)	26
1,901		Interval Leisure Group, Inc	36
1,142	*	Isle of Capri Casinos, Inc	8
774	*	ITT Educational Services, Inc	25
2,134	*	Jack in the Box, Inc	60
3,249	*	Jamba, Inc	7
1,265	*,e	K12, Inc	26
2,917	*	Krispy Kreme Doughnuts, Inc	23
18,901		Las Vegas Sands Corp	876
2,155	*	Life Time Fitness, Inc	99
870		Lincoln Educational Services Corp	4
977	*	Luby’s, Inc	7
638		Mac-Gray Corp	9
1,242		Marcus Corp	14
11,954		Marriott International, Inc (Class A)	467
1,390	*	Marriott Vacations Worldwide Corp	50
1,362		Matthews International Corp (Class A)	41
48,459		McDonald’s Corp	4,446
19,284	*	MGM Mirage	207
604	*	Monarch Casino & Resort, Inc	5
1,158	*	Morgans Hotel Group Co	7
1,097	*	MTR Gaming Group, Inc	5
1,276	*	Multimedia Games, Inc	20
386		National American University Holdings, Inc	2
4,684	*	Orient-Express Hotels Ltd (Class A)	42
1,338	*	Panera Bread Co (Class A)	229
997	*	Papa John’s International, Inc	53
650	*,e	Peet’s Coffee & Tea, Inc	48
3,077	*	Penn National Gaming, Inc	133
3,407	*	Pinnacle Entertainment, Inc	42
490	*	Red Lion Hotels Corp	3
666	*	Red Robin Gourmet Burgers, Inc	22
2,615		Regis Corp	48
7,326		Royal Caribbean Cruises Ltd	221
3,070	*	Ruby Tuesday, Inc	22
1,588	*	Ruth’s Chris Steak House, Inc	10
1,754	*	Ryman Hospitality Properties	69
2,868	*	Scientific Games Corp (Class A)	24
10,550		Service Corp International	142
2,802	*	Shuffle Master, Inc	44
1,933		Six Flags Entertainment Corp	114
3,411	*	Sonic Corp	35
3,299		Sotheby’s (Class A)	104
581		Speedway Motorsports, Inc	9
36,086		Starbucks Corp	1,831
9,527		Starwood Hotels & Resorts Worldwide, Inc	552
60	*	Steak N Shake Co	22

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

636	*	Steiner Leisure Ltd	$30
4,084		Stewart Enterprises, Inc (Class A)	34
605	e	Strayer Education, Inc	39
3,228		Texas Roadhouse, Inc (Class A)	55
1,064	*	Town Sports International Holdings, Inc	13
1,028		Universal Technical Institute, Inc	14
1,746		Vail Resorts, Inc	101
1,296	e	Weight Watchers International, Inc	68
15,922		Wendy’s	72
2,067	*	WMS Industries, Inc	34
6,722		Wyndham Worldwide Corp	353
3,741		Wynn Resorts Ltd	432
21,981		Yum! Brands, Inc	1,458

		TOTAL CONSUMER SERVICES	16,668

DIVERSIFIED FINANCIALS - 5.8%
2,494	*	Affiliated Managers Group, Inc	307
15,987	*	American Capital Ltd	181
47,689		American Express Co	2,711
10,309		Ameriprise Financial, Inc	584
9,666		Apollo Investment Corp	76
10,764		Ares Capital Corp	185
352	e	Arlington Asset Investment Corp	8
1,707		Artio Global Investors, Inc	5
514,330		Bank of America Corp	4,542
56,824		Bank of New York Mellon Corp	1,285
4,832		BGC Partners, Inc (Class A)	24
2,986		BlackRock Kelso Capital Corp	29
6,114		BlackRock, Inc	1,090
1,288		Calamos Asset Management, Inc (Class A)	15
27,586		Capital One Financial Corp	1,573
147		Capital Southwest Corp	16
1,482		Cash America International, Inc	57
4,253		CBOE Holdings, Inc	125
52,189		Charles Schwab Corp	668
139,817		Citigroup, Inc	4,575
16,360		CME Group, Inc	937
1,086	e	Cohen & Steers, Inc	32
5,330	*	Cowen Group, Inc	14
296	*	Credit Acceptance Corp	25
118		Diamond Hill Investment Group, Inc	9
25,160		Discover Financial Services	1,000
2,202	*	Dollar Financial Corp	38
1,551		Duff & Phelps Corp	21
13,858	*	E*Trade Financial Corp	122
5,610		Eaton Vance Corp	163
737		Epoch Holding Corp	17
1,394		Evercore Partners, Inc (Class A)	38
2,322	*	Ezcorp, Inc (Class A)	53
2,692	*	FBR & Co	8
4,555	e	Federated Investors, Inc (Class B)	94
451		Fidus Investment Corp	8
4,013	*,e	Fifth Street Finance Corp	44
2,248	*	Financial Engines, Inc	54
1,630	*	First Cash Financial Services, Inc	75
3,742	*,e	First Marblehead Corp	4
6,607		Franklin Resources, Inc	826
950		FXCM, Inc	9
349		GAMCO Investors, Inc (Class A)	17
3,928		GFI Group, Inc	13
1,256		Gladstone Capital Corp	11
1,326		Gladstone Investment Corp	10
23,621		Goldman Sachs Group, Inc	2,685

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

674	e	Golub Capital BDC, Inc	$11
1,122	*,e	Green Dot Corp	14
1,492		Greenhill & Co, Inc	77
918	*,e	GSV Capital Corp	8
1,395	*	Harris & Harris Group, Inc	5
2,227		Hercules Technology Growth Capital, Inc	25
1,489	*	HFF, Inc (Class A)	22
2,025		Interactive Brokers Group, Inc (Class A)	28
3,597	*	IntercontinentalExchange, Inc	480
675	*	International Assets Holding Corp	13
1,945	*	Internet Capital Group, Inc	20
21,108		Invesco Ltd	528
1,857	*	Investment Technology Group, Inc	16
27,033	e	iShares Russell 3000 Index Fund	2,294
9,425		Janus Capital Group, Inc	89
6,156		Jefferies Group, Inc	84
822		JMP Group, Inc	5
181,624		JPMorgan Chase & Co	7,352
1,881	e	KBW, Inc	31
1,010	e	KCAP Financial, Inc	9
2,500	*	Knight Capital Group, Inc (Class A)	7
5,033	*	Ladenburg Thalmann Financial Services, Inc	7
5,598		Lazard Ltd (Class A)	164
6,879		Legg Mason, Inc	170
9,602		Leucadia National Corp	219
2,452		LPL Financial Holdings, Inc	70
1,017		Main Street Capital Corp	30
671		Manning & Napier, Inc	8
1,771		MarketAxess Holdings, Inc	56
418		Marlin Business Services Corp	9
3,668		MCG Capital Corp	17
872		Medallion Financial Corp	10
594		Medley Capital Corp	8
9,425		Moody’s Corp	416
73,133		Morgan Stanley	1,224
5,906	*	MSCI, Inc (Class A)	211
1,507		MVC Capital, Inc	19
5,655		Nasdaq Stock Market, Inc	132
1,305		Nelnet, Inc (Class A)	31
1,400	*	Netspend Holdings, Inc	14
354	e	New Mountain Finance Corp	5
959	*	NewStar Financial, Inc	12
1,181		NGP Capital Resources Co	9
489	e	Nicholas Financial, Inc	6
10,473		Northern Trust Corp	486
12,331		NYSE Euronext	304
448		Oppenheimer Holdings, Inc	7
2,314		PennantPark Investment Corp	25
2,946	*	PHH Corp	60
1,198	*	Pico Holdings, Inc	27
935	*	Piper Jaffray Cos	24
5,897	e	Prospect Capital Corp	68
5,235		Raymond James Financial, Inc	192
1,299	*	Safeguard Scientifics, Inc	20
6,909		SEI Investments Co	148
22,822		SLM Corp	359
305		Solar Capital Ltd	7
375		Solar Senior Capital Ltd	7
13,820		SPDR Trust Series 1	1,989
23,198		State Street Corp	973
2,739	*	Stifel Financial Corp	92
1,726	*	SWS Group, Inc	11
12,394		T Rowe Price Group, Inc	785
11,051		TD Ameritrade Holding Corp	170

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

456		THL Credit, Inc	$6
1,849		TICC Capital Corp	19
1,314	e	Triangle Capital Corp	34
164	*	Virtus Investment Partners, Inc	14
4,202		Waddell & Reed Financial, Inc (Class A)	138
1,146		Walter Investment Management Corp	42
322		Westwood Holdings Group, Inc	13
2,862	*	WisdomTree Investments, Inc	19
538	*,e	World Acceptance Corp	36

		TOTAL DIVERSIFIED FINANCIALS	44,423

ENERGY - 10.1%
4,200	*,e	Abraxas Petroleum Corp	10
783		Alon USA Energy, Inc	11
10,621	*	Alpha Natural Resources, Inc	70
885	*,e	Amyris Biotechnologies, Inc	3
23,783		Anadarko Petroleum Corp	1,663
18,682		Apache Corp	1,615
460		APCO Argentina, Inc	7
1,397	*,e	Approach Resources, Inc	42
9,903	e	Arch Coal, Inc	63
2,862	*	Atwood Oceanics, Inc	130
20,776		Baker Hughes, Inc	940
1,205	*,e	Basic Energy Services, Inc	13
2,676		Berry Petroleum Co (Class A)	109
2,422	*	Bill Barrett Corp	60
411		Bolt Technology Corp	6
478	*	Bonanza Creek Energy, Inc	11
4,811	*	BPZ Energy, Inc	14
1,671		Bristow Group, Inc	84
2,159	*,e	C&J Energy Services, Inc	43
10,258		Cabot Oil & Gas Corp	461
4,578	*,e	Cal Dive International, Inc	7
1,294	*	Callon Petroleum Co	8
12,062	*	Cameron International Corp	676
971	e	CARBO Ceramics, Inc	61
1,963	*	Carrizo Oil & Gas, Inc	49
7,849	*	Cheniere Energy, Inc	122
32,556	e	Chesapeake Energy Corp	614
94,154		Chevron Corp	10,975
4,163		Cimarex Energy Co	244
326	*,e	Clayton Williams Energy, Inc	17
3,211	*,e	Clean Energy Fuels Corp	42
1,710	*	Cloud Peak Energy, Inc	31
8,450	*	Cobalt International Energy, Inc	188
2,095	*	Comstock Resources, Inc	38
4,892	*	Concho Resources, Inc	463
60,264		ConocoPhillips	3,446
11,445		Consol Energy, Inc	344
582	*	Contango Oil & Gas Co	29
2,051	*	Continental Resources, Inc	158
353	*	CREDO Petroleum Corp	5
1,064	*	Crimson Exploration, Inc	4
2,304		Crosstex Energy, Inc	32
4,444	*	CVR Energy, Inc (Contingent value right)	30
474	*	Dawson Geophysical Co	12
683		Delek US Holdings, Inc	17
18,205	*	Denbury Resources, Inc	294
19,197	*	Devon Energy Corp	1,161
3,213		Diamond Offshore Drilling, Inc	211
3,707	*	Dresser-Rand Group, Inc	204
1,762	*	Dril-Quip, Inc	127
2,249	*,e	Emerald Oil, Inc	2

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,867	*,e	Endeavour International Corp	$18
3,525		Energen Corp	185
3,786		Energy XXI Bermuda Ltd	132
12,859		EOG Resources, Inc	1,441
1,505	*	EPL Oil & Gas, Inc	30
6,395		Equitable Resources, Inc	377
668	*	Evolution Petroleum Corp	5
5,972	e	EXCO Resources, Inc	48
3,340	*	Exterran Holdings, Inc	68
224,785		Exxon Mobil Corp	20,557
11,484	*	FMC Technologies, Inc	532
5,689	*,e	Forest Oil Corp	48
2,722	e	Frontline Ltd	10
2,612	*	FX Energy, Inc	19
1,114	*	GasLog Ltd	13
2,282	*	Gastar Exploration Ltd	4
523	*,e	Geokinetics, Inc	0	^
313	*	Geospace Technologies Corp	38
277	*,e	Gevo, Inc	1
933	*	Global Geophysical Services, Inc	5
2,142	e	Golar LNG Ltd	83
1,342	*,e	Goodrich Petroleum Corp	17
827	*	Green Plains Renewable Energy, Inc	5
727		Gulf Island Fabrication, Inc	20
934	*	Gulfmark Offshore, Inc	31
2,715	*	Gulfport Energy Corp	85
5,352	*	Halcon Resources Corp	39
44,847		Halliburton Co	1,511
1,747	*,e	Harvest Natural Resources, Inc	16
6,458	*,e	Heckmann Corp	27
5,489	*	Helix Energy Solutions Group, Inc	100
4,572		Helmerich & Payne, Inc	218
5,516	*	Hercules Offshore, Inc	27
14,396		Hess Corp	773
10,055		Holly Corp	415
1,710	*	Hornbeck Offshore Services, Inc	63
6,522	*	ION Geophysical Corp	45
61	*	Isramco, Inc	7
7,365	*	Key Energy Services, Inc	52
23,762		Kinder Morgan, Inc	844
1,322	*	KiOR, Inc (Class A)	12
1,036	e	Knightsbridge Tankers Ltd	7
12,776	*	Kodiak Oil & Gas Corp	120
3,404	*	Kosmos Energy LLC	39
790	*	Laredo Petroleum Holdings, Inc	17
1,636		Lufkin Industries, Inc	88
7,113	*,e	Magnum Hunter Resources Corp	32
33,373		Marathon Oil Corp	987
16,133		Marathon Petroleum Corp	881
678	*	Matador Resources Co	7
1,545	*	Matrix Service Co	16
11,755	*	McDermott International, Inc	144
4,906	*,e	McMoRan Exploration Co	58
1,188	*	Midstates Petroleum Co, Inc	10
738	*,e	Miller Petroleum, Inc	4
507	*	Mitcham Industries, Inc	8
9,134		Murphy Oil Corp	490
14,129	*	Nabors Industries Ltd	198
20,267		National Oilwell Varco, Inc	1,624
714	*	Natural Gas Services Group, Inc	11
6,541	*	Newfield Exploration Co	205
4,752	*	Newpark Resources, Inc	35
8,415		Noble Energy, Inc	780
2,356	e	Nordic American Tanker Shipping	24

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,091	*,e	Northern Oil And Gas, Inc	$52
3,879	*	Oasis Petroleum, Inc	114
38,655		Occidental Petroleum Corp	3,327
5,264		Oceaneering International, Inc	291
2,591	*	Oil States International, Inc	206
1,191	e	Overseas Shipholding Group, Inc	8
447		Panhandle Oil and Gas, Inc (Class A)	14
6,555	*	Parker Drilling Co	28
7,817		Patterson-UTI Energy, Inc	124
1,000	*	PDC Energy, Inc	32
13,332		Peabody Energy Corp	297
2,491		Penn Virginia Corp	15
2,768	*,e	Petroquest Energy, Inc	19
620	*	PHI, Inc	19
29,774		Phillips 66	1,381
2,681	*	Pioneer Energy Services Corp	21
5,804		Pioneer Natural Resources Co	606
6,241	*	Plains Exploration & Production Co	234
8,662		Questar Market Resources, Inc	274
3,214	*	Quicksilver Resources, Inc	13
7,783		Range Resources Corp	544
11,466	*	Rentech, Inc	28
2,024	*,e	Resolute Energy Corp	18
1,826	*	Rex Energy Corp	24
303	*	Rex Stores Corp	5
611	*	RigNet, Inc	11
2,800	*	Rosetta Resources, Inc	134
6,060	*	Rowan Cos plc	205
3,289		RPC, Inc	39
577	*,e	Sanchez Energy Corp	12
23,772	*,e	SandRidge Energy, Inc	166
857	*,e	Saratoga Resources, Inc	5
63,592		Schlumberger Ltd	4,600
1,279	*	Scorpio Tankers, Inc	8
891		SEACOR Holdings, Inc	74
2,320	*	SemGroup Corp	85
2,365	e	Ship Finance International Ltd	37
1,581	*,e	Solazyme, Inc	18
17,013	*	Southwestern Energy Co	592
31,671		Spectra Energy Corp	930
3,213		St. Mary Land & Exploration Co	174
2,334	*	Stone Energy Corp	59
5,059		Sunoco, Inc	237
7,784	*	Superior Energy Services	160
2,133	*	Swift Energy Co	44
1,789	*	Synergy Resources Corp	7
1,406		Targa Resources Investments, Inc	71
1,942		Teekay Corp	61
2,124	e	Teekay Tankers Ltd (Class A)	8
1,600	*	Tesco Corp	17
6,379		Tesoro Corp	267
3,896	*	Tetra Technologies, Inc	24
698	*	TGC Industries, Inc	5
2,548		Tidewater, Inc	124
2,211	*,e	Triangle Petroleum Corp	16
7,062	*,e	Ultra Petroleum Corp	155
500	*	Union Drilling, Inc	3
2,117	*	Unit Corp	88
3,239	*,e	Uranerz Energy Corp	5
2,636	*,e	Uranium Energy Corp	7
2,578	*	Vaalco Energy, Inc	22
26,135		Valero Energy Corp	828
9,477	*	Vantage Drilling Co	17
1,482	*	Venoco, Inc	18

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,693		W&T Offshore, Inc	$32
3,436	*	Warren Resources, Inc	10
2,614		Western Refining, Inc	68
510	*,e	Westmoreland Coal Co	5
5,933	*	Whiting Petroleum Corp	281
2,395	*	Willbros Group, Inc	13
28,869		Williams Cos, Inc	1,010
3,501		World Fuel Services Corp	125
9,623	*	WPX Energy, Inc	160
1,256	*,e	ZaZa Energy Corp	4

		TOTAL ENERGY	77,407

FOOD & STAPLES RETAILING - 2.1%
962		Andersons, Inc	36
66	e	Arden Group, Inc (Class A)	6
1,705		Casey’s General Stores, Inc	98
521	*	Chefs’ Warehouse Holdings, Inc	9
20,617		Costco Wholesale Corp	2,064
61,236		CVS Corp	2,965
1,174	*	Fresh Market, Inc	70
1,777		Harris Teeter Supermarkets, Inc	69
700		Ingles Markets, Inc (Class A)	12
26,352		Kroger Co	620
656		Nash Finch Co	13
1,214	*	Pantry, Inc	18
882		Pricesmart, Inc	67
29,531	*	Rite Aid Corp	35
1,140	e	Roundy’s, Inc	7
11,699	e	Safeway, Inc	188
1,382		Spartan Stores, Inc	21
11,240	e	Supervalu, Inc	27
533	*	Susser Holdings Corp	19
28,396		Sysco Corp	888
2,446	*	United Natural Foods, Inc	143
424		Village Super Market (Class A)	16
41,016		Walgreen Co	1,495
80,620		Wal-Mart Stores, Inc	5,950
527		Weis Markets, Inc	22
8,760		Whole Foods Market, Inc	853

		TOTAL FOOD & STAPLES RETAILING	15,711

FOOD, BEVERAGE & TOBACCO - 5.2%
246		Alico, Inc	8
5,454	*	Alliance One International, Inc	18
96,962		Altria Group, Inc	3,237
237	*	Annie’s, Inc	11
31,182		Archer Daniels Midland Co	847
2,348		B&G Foods, Inc (Class A)	71
7,508		Beam, Inc	432
400	*,e	Boston Beer Co, Inc (Class A)	45
7,281		Brown-Forman Corp (Class B)	475
6,803		Bunge Ltd	456
555	e	Calavo Growers, Inc	14
803		Cal-Maine Foods, Inc	36
8,130		Campbell Soup Co	283
3,293	*	Central European Distribution Corp	9
2,584	*	Chiquita Brands International, Inc	20
263		Coca-Cola Bottling Co Consolidated	18
185,342		Coca-Cola Co	7,030
14,094		Coca-Cola Enterprises, Inc	441
20,123		ConAgra Foods, Inc	555
6,642	*	Constellation Brands, Inc (Class A)	215

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,911	*	Darling International, Inc	$108
8,758	*	Dean Foods Co	143
1,154	e	Diamond Foods, Inc	22
1,712	*,e	Dole Food Co, Inc	24
9,949		Dr Pepper Snapple Group, Inc	443
616	*	Farmer Bros Co	6
5,476		Flowers Foods, Inc	110
1,850		Fresh Del Monte Produce, Inc	47
30,730		General Mills, Inc	1,225
6,698	*,e	Green Mountain Coffee Roasters, Inc	159
149		Griffin Land & Nurseries, Inc (Class A)	5
15,095		H.J. Heinz Co	845
1,798	*	Hain Celestial Group, Inc	113
7,174		Hershey Co	509
5,722		Hillshire Brands Co	153
6,425		Hormel Foods Corp	188
3,512		Ingredion, Inc	194
800		J&J Snack Foods Corp	46
5,262		J.M. Smucker Co	454
368	*	John B. Sanfilippo & Son, Inc	5
11,577		Kellogg Co	598
84,496		Kraft Foods, Inc (Class A)	3,494
690		Lancaster Colony Corp	51
2,402		Lance, Inc	60
443	e	Limoneira Co	8
6,310		Lorillard, Inc	735
6,403		McCormick & Co, Inc	397
9,792		Mead Johnson Nutrition Co	718
6,229		Molson Coors Brewing Co (Class B)	281
7,076	*	Monster Beverage Corp	383
621		National Beverage Corp	9
996	*	Omega Protein Corp	7
74,591		PepsiCo, Inc	5,279
81,545		Philip Morris International, Inc	7,334
2,936	*	Pilgrim’s Pride Corp	15
1,328	*	Post Holdings, Inc	40
2,656	*	Ralcorp Holdings, Inc	194
15,664		Reynolds American, Inc	679
1,203		Sanderson Farms, Inc	53
365	*	Seneca Foods Corp	11
3,778	*	Smart Balance, Inc	46
6,686	*	Smithfield Foods, Inc	131
4,200	*,e	Star Scientific, Inc	14
889	*	Synutra International, Inc	4
1,222	e	Tootsie Roll Industries, Inc	33
1,794	*	TreeHouse Foods, Inc	94
14,131		Tyson Foods, Inc (Class A)	226
1,060	e	Universal Corp	54
2,640	e	Vector Group Ltd	44

		TOTAL FOOD, BEVERAGE & TOBACCO	40,012

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
1,214	*	Abaxis, Inc	44
1,811	*,e	Abiomed, Inc	38
1,110	*	Acadia Healthcare Co, Inc	26
2,035	*,e	Accretive Health, Inc	23
3,073	*	Accuray, Inc	22
16,590		Aetna, Inc	657
624	*	Air Methods Corp	74
3,481	*	Align Technology, Inc	129
8,310	*	Allscripts Healthcare Solutions, Inc	103
380	*	Almost Family, Inc	8

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,729	*	Alphatec Holdings, Inc	$4
1,533	*	Amedisys, Inc	21
2,354	*	Amerigroup Corp	215
12,290		AmerisourceBergen Corp	476
2,008	*	AMN Healthcare Services, Inc	20
1,528	*	Amsurg Corp	43
639		Analogic Corp	50
1,310	*	Angiodynamics, Inc	16
566	*	Anika Therapeutics, Inc	8
3,605	*,e	Antares Pharma, Inc	16
1,336	*	Arthrocare Corp	43
1,106		Assisted Living Concepts, Inc (A Shares)	8
1,737	*,e	athenahealth, Inc	159
716	*	AtriCure, Inc	5
86		Atrion Corp	19
4,001		Bard (C.R.), Inc	419
26,296		Baxter International, Inc	1,585
9,625		Becton Dickinson & Co	756
1,242	*,e	Bio-Reference Labs, Inc	36
2,298	*	BioScrip, Inc	21
69,425	*	Boston Scientific Corp	398
4,927	*	Brookdale Senior Living, Inc	114
1,066		Cantel Medical Corp	29
1,396	*	Capital Senior Living Corp	20
16,337		Cardinal Health, Inc	637
788	*	Cardiovascular Systems, Inc	9
10,828	*	CareFusion Corp	307
4,970	*	Catamaran Corp	487
2,518	*	Centene Corp	94
6,928	*	Cerner Corp	536
1,975	*,e	Cerus Corp	7
940		Chemed Corp	65
671	*	Chindex International, Inc	7
13,313		Cigna Corp	628
4,283	*	Community Health Systems, Inc	125
590		Computer Programs & Systems, Inc	33
1,671	*	Conceptus, Inc	34
1,595		Conmed Corp	45
2,129		Cooper Cos, Inc	201
467	*	Corvel Corp	21
6,433		Coventry Health Care, Inc	268
22,992		Covidien plc	1,366
2,234	*	Cross Country Healthcare, Inc	11
1,413		CryoLife, Inc	9
1,543	*	Cyberonics, Inc	81
475	*	Cynosure, Inc (Class A)	13
4,545	*	DaVita, Inc	471
6,571		Dentsply International, Inc	251
3,382	*	DexCom, Inc	51
5,544	*	Edwards Lifesciences Corp	595
1,554	*	Emeritus Corp	33
2,539	*	Endologix, Inc	35
711		Ensign Group, Inc	22
874	*	ePocrates, Inc	10
408	*	Exactech, Inc	7
1,376	*	EXamWorks, Inc	21
38,358	*	Express Scripts Holding Co	2,404
1,637	*	Five Star Quality Care, Inc	8
1,497	*	Gentiva Health Services, Inc	17
1,370	*	Greatbatch, Inc	33
395	*	Greenway Medical Technologies	7
1,227	*	Haemonetics Corp	98
1,683	*	Hanger Orthopedic Group, Inc	48
1,438	*,e	Hansen Medical, Inc	3

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,683		HCA Holdings, Inc	$255
12,404	*	Health Management Associates, Inc (Class A)	104
4,093	*	Health Net, Inc	92
4,651	*	Healthsouth Corp	112
797	*	HealthStream, Inc	23
1,788	*	Healthways, Inc	21
687	*,e	HeartWare International, Inc	65
4,157	*	Henry Schein, Inc	330
3,194		Hill-Rom Holdings, Inc	93
4,287	*	HMS Holdings Corp	143
13,090	*	Hologic, Inc	265
7,927		Humana, Inc	556
604	*	ICU Medical, Inc	37
2,704	*	Idexx Laboratories, Inc	269
2,329	*	Insulet Corp	50
1,114	*	Integra LifeSciences Holdings Corp	46
1,889	*	Intuitive Surgical, Inc	936
1,548		Invacare Corp	22
4,072	*	Inverness Medical Innovations, Inc	79
904	*	IPC The Hospitalist Co, Inc	41
1,079	*	IRIS International, Inc	21
2,539	*	Kindred Healthcare, Inc	29
4,705	*	Laboratory Corp of America Holdings	435
498		Landauer, Inc	30
735	*	LHC Group, Inc	14
2,226	*	LifePoint Hospitals, Inc	95
1,359	*	Magellan Health Services, Inc	70
1,614	*,e	MAKO Surgical Corp	28
2,657		Masimo Corp	64
11,428		McKesson Corp	983
2,281	*	MedAssets, Inc	41
975	*	Medidata Solutions, Inc	40
49,362		Medtronic, Inc	2,128
2,504	*,e	Merge Healthcare, Inc	10
2,066		Meridian Bioscience, Inc	40
1,836	*	Merit Medical Systems, Inc	27
2,331	*	Metropolitan Health Networks, Inc	22
1,450	*	Molina Healthcare, Inc	36
620	*	MWI Veterinary Supply, Inc	66
516		National Healthcare Corp	25
119		National Research Corp	6
1,662	*	Natus Medical, Inc	22
1,314	*	Neogen Corp	56
4,406	*,e	Neoprobe Corp	12
2,136	*	NuVasive, Inc	49
2,243	*	NxStage Medical, Inc	30
5,491		Omnicare, Inc	187
1,729	*	Omnicell, Inc	24
2,901	*	OraSure Technologies, Inc	32
1,010	*	Orthofix International NV	45
3,228		Owens & Minor, Inc	96
1,140	*	Palomar Medical Technologies, Inc	11
4,582		Patterson Cos, Inc	157
2,180	*	Pediatrix Medical Group, Inc	162
1,726	*	PharMerica Corp	22
626	*	PhotoMedex, Inc	9
617	*	Providence Service Corp	8
2,438	*	PSS World Medical, Inc	56
1,960		Quality Systems, Inc	36
7,558		Quest Diagnostics, Inc	479
1,220	*,e	Quidel Corp	23
6,632		Resmed, Inc	268
490	*	Rochester Medical Corp	6
804	*,e	Rockwell Medical Technologies, Inc	7

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,216	*	RTI Biologics, Inc	$13
2,500	*	Select Medical Holdings Corp	28
2,698	*	Sirona Dental Systems, Inc	154
973	*	Skilled Healthcare Group, Inc (Class A)	6
3,016	*	Solta Medical, Inc	9
1,958	*	Spectranetics Corp	29
14,716		St. Jude Medical, Inc	620
1,741	*	Staar Surgical Co	13
2,985		STERIS Corp	106
14,662		Stryker Corp	816
758	*	Sun Healthcare Group, Inc	6
2,773	*	Sunrise Senior Living, Inc	40
900	*	SurModics, Inc	18
1,974	*	Symmetry Medical, Inc	20
1,351	*	Team Health Holdings, Inc	37
1,782		Teleflex, Inc	123
21,306	*	Tenet Healthcare Corp	134
2,999	*	Thoratec Corp	104
730	*	Tornier BV	14
249	*	Triple-S Management Corp (Class B)	5
3,641	*,e	Unilife Corp	11
49,558		UnitedHealth Group, Inc	2,746
1,661		Universal American Corp	15
4,351		Universal Health Services, Inc (Class B)	199
701		US Physical Therapy, Inc	19
149		Utah Medical Products, Inc	5
1,585	*	Vanguard Health Systems, Inc	20
5,419	*	Varian Medical Systems, Inc	327
937	*	Vascular Solutions, Inc	14
4,351	*	VCA Antech, Inc	86
320	*	Vocera Communications, Inc	10
2,758	*	Volcano Corp	79
2,154	*	WellCare Health Plans, Inc	122
15,638		WellPoint, Inc	907
1,650		West Pharmaceutical Services, Inc	88
2,200	*,e	Wright Medical Group, Inc	49
233		Young Innovations, Inc	9
821	*	Zeltiq Aesthetics, Inc	5
8,299		Zimmer Holdings, Inc	561

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,816

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
20,834		Avon Products, Inc	332
1,434	*	Central Garden and Pet Co (Class A)	17
6,754		Church & Dwight Co, Inc	365
6,374		Clorox Co	459
22,953		Colgate-Palmolive Co	2,461
1,265	*	Elizabeth Arden, Inc	60
3,126		Energizer Holdings, Inc	233
11,134		Estee Lauder Cos (Class A)	686
867		Female Health Co	6
5,610		Herbalife Ltd	266
735		Inter Parfums, Inc	13
18,642		Kimberly-Clark Corp	1,599
721	*	Medifast, Inc	19
537	e	Nature’s Sunshine Products, Inc	9
2,584	e	Nu Skin Enterprises, Inc (Class A)	100
602	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	6
289		Orchids Paper Products Co	5
2,523	*	Prestige Brands Holdings, Inc	43
130,768		Procter & Gamble Co	9,070
575	*	Revlon, Inc (Class A)	9

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

630	*	Schiff Nutrition International, Inc	$15
1,115	*	Spectrum Brands, Inc	45
312	*,e	USANA Health Sciences, Inc	15
566		WD-40 Co	30

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,872

INSURANCE - 3.7%
16,078		ACE Ltd	1,216
22,727		Aflac, Inc	1,088
772	*	Alleghany Corp	266
1,767		Allied World Assurance Co Holdings Ltd	137
23,256		Allstate Corp	921
3,620		American Equity Investment Life Holding Co	42
3,560		American Financial Group, Inc	135
30,566	*	American International Group, Inc	1,002
355		American National Insurance Co	26
622	*	American Safety Insurance Holdings Ltd	12
915	*	Amerisafe, Inc	25
1,320	e	Amtrust Financial Services, Inc	34
15,446		Aon plc	808
6,213	*	Arch Capital Group Ltd	259
1,252		Argo Group International Holdings Ltd	41
5,455		Arthur J. Gallagher & Co	195
3,581		Aspen Insurance Holdings Ltd	109
4,071		Assurant, Inc	152
7,819		Assured Guaranty Ltd	107
5,327		Axis Capital Holdings Ltd	186
422		Baldwin & Lyons, Inc (Class B)	10
84,976	*	Berkshire Hathaway, Inc (Class B)	7,495
5,834		Brown & Brown, Inc	152
12,813		Chubb Corp	977
6,937		Cincinnati Financial Corp	263
2,162	*	Citizens, Inc (Class A)	23
1,391		CNA Financial Corp	37
11,225		Conseco, Inc	108
1,190		Crawford & Co (Class B)	6
406		Donegal Group, Inc (Class A)	6
309		Eastern Insurance Holdings, Inc	5
1,474	*	eHealth, Inc	28
168		EMC Insurance Group, Inc	4
1,950		Employers Holdings, Inc	36
2,054		Endurance Specialty Holdings Ltd	79
413	*	Enstar Group Ltd	41
1,505		Erie Indemnity Co (Class A)	97
2,565		Everest Re Group Ltd	274
441		FBL Financial Group, Inc (Class A)	15
11,312		Fidelity National Title Group, Inc (Class A)	242
5,150		First American Financial Corp	112
2,488		Flagstone Reinsurance Holdings Ltd	21
23,919	*	Genworth Financial, Inc (Class A)	125
1,491	*	Greenlight Capital Re Ltd (Class A)	37
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	84
20,670		Hartford Financial Services Group, Inc	402
4,914		HCC Insurance Holdings, Inc	167
2,378	*	Hilltop Holdings, Inc	30
366		Homeowners Choice, Inc	9
2,010		Horace Mann Educators Corp	36
392		Independence Holding Co	4
632		Infinity Property & Casualty Corp	38
212		Kansas City Life Insurance Co	8
2,516		Kemper Corp	77
14,200		Lincoln National Corp	344

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,163		Loews Corp	$626
2,909		Maiden Holdings Ltd	26
430	*	Markel Corp	197
25,866		Marsh & McLennan Cos, Inc	878
4,600		Max Capital Group Ltd	110
6,479	*,e	MBIA, Inc	66
2,850		Meadowbrook Insurance Group, Inc	22
1,373		Mercury General Corp	53
40,269		Metlife, Inc	1,388
3,129		Montpelier Re Holdings Ltd	69
2,320	*	National Financial Partners Corp	39
224		National Interstate Corp	6
106		National Western Life Insurance Co (Class A)	15
636	*	Navigators Group, Inc	31
12,729		Old Republic International Corp	118
1,314		OneBeacon Insurance Group Ltd (Class A)	18
3,140		PartnerRe Ltd	233
354	*	Phoenix Cos, Inc	11
1,669		Platinum Underwriters Holdings Ltd	68
1,106		Presidential Life Corp	15
1,054		Primerica, Inc	30
15,036		Principal Financial Group	405
1,464		ProAssurance Corp	132
28,885		Progressive Corp	599
3,883		Protective Life Corp	102
22,241		Prudential Financial, Inc	1,212
3,586		Reinsurance Group of America, Inc (Class A)	208
2,404		RenaissanceRe Holdings Ltd	185
1,027		RLI Corp	68
678		Safety Insurance Group, Inc	31
999		SeaBright Insurance Holdings, Inc	11
2,700		Selective Insurance Group, Inc	51
2,158		Stancorp Financial Group, Inc	67
913		State Auto Financial Corp	15
1,214		Stewart Information Services Corp	24
3,790		Symetra Financial Corp	47
4,857		Torchmark Corp	249
1,864		Tower Group, Inc	36
18,522		Travelers Cos, Inc	1,264
746	*	United America Indemnity Ltd	16
1,337		United Fire & Casualty Co	34
587		Universal Insurance Holdings, Inc	2
13,888		UnumProvident Corp	267
3,894		Validus Holdings Ltd	132
5,391		W.R. Berkley Corp	202
288		White Mountains Insurance Group Ltd	148
15,467		XL Capital Ltd	372

		TOTAL INSURANCE	28,054

MATERIALS - 3.9%
1,430		A. Schulman, Inc	34
428	*,e	ADA-ES, Inc	10
226	*,e	AEP Industries, Inc	14
10,014		Air Products & Chemicals, Inc	828
3,339		Airgas, Inc	275
5,809	e	AK Steel Holding Corp	28
4,328		Albemarle Corp	228
51,793		Alcoa, Inc	458
5,197		Allegheny Technologies, Inc	166
4,499	*	Allied Nevada Gold Corp	176
1,252		AMCOL International Corp	42
1,339		American Vanguard Corp	47
3,382		Aptargroup, Inc	175

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

970	*,e	Arabian American Development Co	$10
3,647		Ashland, Inc	261
1,365		Balchem Corp	50
7,612		Ball Corp	322
4,932		Bemis Co, Inc	155
5,292		Boise, Inc	46
986		Brush Engineered Materials, Inc	23
1,757		Buckeye Technologies, Inc	56
3,089		Cabot Corp	113
2,978	*	Calgon Carbon Corp	43
2,161		Carpenter Technology Corp	113
1,087	*,e	Castle (A.M.) & Co	14
7,589		Celanese Corp (Series A)	288
1,164	*	Century Aluminum Co	8
3,100		CF Industries Holdings, Inc	689
340		Chase Corp	6
3,627	*	Chemtura	62
1,060	*	Clearwater Paper Corp	44
6,623		Cleveland-Cliffs, Inc	259
4,438	*	Coeur d’Alene Mines Corp	128
5,606		Commercial Metals Co	74
1,615		Compass Minerals International, Inc	120
7,232	*	Crown Holdings, Inc	266
2,235		Cytec Industries, Inc	146
567		Deltic Timber Corp	37
1,790		Domtar Corp	140
56,832		Dow Chemical Co	1,646
44,783		Du Pont (E.I.) de Nemours & Co	2,251
2,311		Eagle Materials, Inc	107
7,537		Eastman Chemical Co	430
12,249		Ecolab, Inc	794
174	*	Ferro Corp	1
2,562	*	Flotek Industries, Inc	32
6,346		FMC Corp	351
45,268		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,792
954		FutureFuel Corp	12
2,908	*	General Moly, Inc	9
1,622		Georgia Gulf Corp	59
2,058		Glatfelter	37
2,943		Globe Specialty Metals, Inc	45
2,517	*	Gold Reserve, Inc	8
1,426		Gold Resource Corp	31
1,121	*,e	Golden Minerals Co	6
12,807	*,e	Golden Star Resources Ltd	25
8,058	*	Graphic Packaging Holding Co	47
1,531		Greif, Inc (Class A)	68
2,421		H.B. Fuller Co	74
459		Hawkins, Inc	19
510		Haynes International, Inc	27
2,769	*	Headwaters, Inc	18
14,157		Hecla Mining Co	93
2,056	*	Horsehead Holding Corp	19
9,393		Huntsman Corp	140
1,126		Innophos Holdings, Inc	55
1,190	*	Innospec, Inc	40
3,944		International Flavors & Fragrances, Inc	235
20,651		International Paper Co	750
2,641	*	Intrepid Potash, Inc	57
620		Kaiser Aluminum Corp	36
2,023	*	Kapstone Paper and Packaging Corp	45
329		KMG Chemicals, Inc	6
1,077		Koppers Holdings, Inc	38
1,610	*	Kraton Polymers LLC	42
1,114	e	Kronos Worldwide, Inc	17

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,289	*	Landec Corp	$15
6,361	*	Louisiana-Pacific Corp	80
901	*	LSB Industries, Inc	40
15,607		LyondellBasell Industries AF S.C.A	806
2,227	e	Martin Marietta Materials, Inc	185
9,576	*	McEwen Mining, Inc	44
8,015		MeadWestvaco Corp	245
566	*	Metals USA Holdings Corp	8
3,984	*	Midway Gold Corp	7
862		Minerals Technologies, Inc	61
3,207	*,e	Molycorp, Inc	37
25,395		Monsanto Co	2,311
14,403		Mosaic Co	830
1,570		Myers Industries, Inc	24
1,075		Neenah Paper, Inc	31
426		NewMarket Corp	105
23,498		Newmont Mining Corp	1,316
1,121		Noranda Aluminium Holding Corp	7
14,897		Nucor Corp	570
3,909		Olin Corp	85
529		Olympic Steel, Inc	9
1,636	*	OM Group, Inc	30
2,250	*	Omnova Solutions, Inc	17
8,024	*	Owens-Illinois, Inc	150
4,762		Packaging Corp of America	173
5,999	*	Paramount Gold and Silver Corp	16
4,328		PolyOne Corp	72
7,210		PPG Industries, Inc	828
14,200		Praxair, Inc	1,475
610		Quaker Chemical Corp	28
3,642		Reliance Steel & Aluminum Co	191
2,728	*	Resolute Forest Products	35
1,196	*	Revett Minerals, Inc	4
3,439		Rock-Tenn Co (Class A)	248
3,120		Rockwood Holdings, Inc	145
2,652		Royal Gold, Inc	265
6,377		RPM International, Inc	182
1,496	*	RTI International Metals, Inc	36
1,183		Schnitzer Steel Industries, Inc (Class A)	33
1,524		Schweitzer-Mauduit International, Inc	50
2,024	e	Scotts Miracle-Gro Co (Class A)	88
8,412		Sealed Air Corp	130
2,432		Sensient Technologies Corp	89
4,181		Sherwin-Williams Co	623
5,868		Sigma-Aldrich Corp	422
2,380		Silgan Holdings, Inc	104
4,578		Sonoco Products Co	142
8,059		Southern Copper Corp (NY)	277
1,508	*	Spartech Corp	8
10,635		Steel Dynamics, Inc	119
417		Stepan Co	40
5,644	*	Stillwater Mining Co	67
2,858	*	SunCoke Energy, Inc	46
3,933	*	Tahoe Resources, Inc	80
1,109	*,e	Texas Industries, Inc	45
668	*	Texas Petrochemicals, Inc	27
3,892	e	Titanium Metals Corp	50
1,281		Tredegar Corp	23
260	*	UFP Technologies, Inc	5
66	*	United States Lime & Minerals, Inc	3
6,927	e	United States Steel Corp	132
391	*	Universal Stainless & Alloy	14
2,645	*,e	US Antimony Corp	5
910	*,e	US Silica Holdings Inc	12

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,475		Valspar Corp	$251
3,459	*	Vista Gold Corp	13
6,279		Vulcan Materials Co	297
3,098		Walter Energy, Inc	101
2,666		Wausau Paper Corp	25
893		Westlake Chemical Corp	65
297	*	WHX Corp	4
2,539	*	Worthington Industries, Inc	55
3,554	*	WR Grace & Co	210
1,145		Zep, Inc	17
1,635	*	Zoltek Cos, Inc	13

		TOTAL MATERIALS	29,812

MEDIA - 3.5%
2,662	*	AMC Networks, Inc	116
1,425		Arbitron, Inc	54
4,724		Belo (A.H.) Corp (Class A)	37
10,515		Cablevision Systems Corp (Class A)	167
852	*	Carmike Cinemas, Inc	10
31,499		CBS Corp (Class B)	1,144
1,854	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	12
2,365	*	Charter Communications, Inc	178
5,586		Cinemark Holdings, Inc	125
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	12
128,047		Comcast Corp (Class A)	4,580
1,802	*,e	Crown Media Holdings, Inc (Class A)	3
1,191	*,e	Cumulus Media, Inc (Class A)	3
1,322	*,e	Digital Generation, Inc	15
31,140	*	DIRECTV	1,634
12,010	*	Discovery Communications, Inc (Class A)	716
9,460		DISH Network Corp (Class A)	290
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	63
1,252	*,e	Entercom Communications Corp (Class A)	9
2,637		Entravision Communications Corp (Class A)	3
1,802	*	EW Scripps Co (Class A)	19
354	*	Fisher Communications, Inc	13
11,396		Gannett Co, Inc	202
629	*	Global Sources Ltd	4
2,075		Harte-Hanks, Inc	14
21,335		Interpublic Group of Cos, Inc	237
2,263		John Wiley & Sons, Inc (Class A)	104
2,807	*	Journal Communications, Inc (Class A)	15
3,750	*,e	Lamar Advertising Co (Class A)	139
12,747	*	Liberty Global, Inc (Class A)	774
5,113	*	Liberty Interactive LLC	533
1,798	*	Lin TV Corp (Class A)	8
4,138	*,e	Lions Gate Entertainment Corp	63
7,613	*	Live Nation, Inc	66
2,849	*	Madison Square Garden, Inc	115
1,522		Martha Stewart Living Omnimedia, Inc (Class A)	5
3,219	*,e	McClatchy Co (Class A)	7
13,221		McGraw-Hill Cos, Inc	722
1,288	e	MDC Partners, Inc	16
1,763	e	Meredith Corp	62
1,117		Morningstar, Inc	70
2,714		National CineMedia, Inc	44
6,951	*	New York Times Co (Class A)	68
99,743		News Corp (Class A)	2,447
542	*	Nexstar Broadcasting Group, Inc (Class A)	6
12,814		Omnicom Group, Inc	661
660		Outdoor Channel Holdings, Inc	5
3,876	*,e	Pandora Media, Inc	42
490	*,e	ReachLocal, Inc	6

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

787	*	Reading International, Inc	$5
4,340	e	Regal Entertainment Group (Class A)	61
475	*	Rentrak Corp	8
162	*	Saga Communications, Inc	7
1,378		Scholastic Corp	44
4,123		Scripps Networks Interactive (Class A)	252
3,111		Sinclair Broadcast Group, Inc (Class A)	35
178,607	*	Sirius XM Radio, Inc	464
18,002		Thomson Corp	519
14,846		Time Warner Cable, Inc	1,411
46,062		Time Warner, Inc	2,088
2,076	*,e	Valassis Communications, Inc	51
98	e	Value Line, Inc	1
25,142		Viacom, Inc (Class B)	1,347
13,509	e	Virgin Media, Inc	398
85,225		Walt Disney Co	4,456
213	e	Washington Post Co (Class B)	77
1,281		World Wrestling Entertainment, Inc (Class A)	10

		TOTAL MEDIA	26,872

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
75,044		Abbott Laboratories	5,145
1,983	*	Achillion Pharmaceuticals, Inc	21
2,044	*	Acorda Therapeutics, Inc	52
1,053	*	Aegerion Pharmaceuticals, Inc	16
1,787	*	Affymax, Inc	38
4,200	*,e	Affymetrix, Inc	18
1,108	*	Agenus, Inc	5
16,312		Agilent Technologies, Inc	627
2,860	*	Akorn, Inc	38
9,333	*	Alexion Pharmaceuticals, Inc	1,068
5,952	*	Alkermes plc	123
14,530		Allergan, Inc	1,331
2,039	*,e	Alnylam Pharmaceuticals, Inc	38
1,109	*	AMAG Pharmaceuticals, Inc	20
37,056		Amgen, Inc	3,125
1,454	*,e	Amicus Therapeutics, Inc	8
1,022	*,e	Ampio Pharmaceuticals, Inc	4
9,609	*,e	Arena Pharmaceuticals, Inc	80
8,049	*	Ariad Pharmaceuticals, Inc	195
2,640	*	Arqule, Inc	13
3,660	*	Array Biopharma, Inc	21
2,656	*	Astex Pharmaceuticals	8
2,455	*	Auxilium Pharmaceuticals, Inc	60
6,354	*,e	AVANIR Pharmaceuticals, Inc	20
1,870	*,e	AVEO Pharmaceuticals, Inc	19
2,465	*,e	BioCryst Pharmaceuticals, Inc	10
11,509	*	Biogen Idec, Inc	1,717
5,931	*	BioMarin Pharmaceuticals, Inc	239
983	*	Bio-Rad Laboratories, Inc (Class A)	105
215	*	Biospecifics Technologies Corp	4
1,108	*,e	Biotime, Inc	5
80,452		Bristol-Myers Squibb Co	2,715
4,265	*	Bruker BioSciences Corp	56
1,890	*,e	Cadence Pharmaceuticals, Inc	7
1,815	*	Cambrex Corp	21
21,028	*	Celgene Corp	1,607
2,900	*,e	Celldex Therapeutics, Inc	18
3,195	*	Cepheid, Inc	110
2,389	*	Charles River Laboratories International, Inc	95
669	*,e	Clovis Oncology, Inc	14
442	*	Codexis, Inc	1
1,326	*,e	Corcept Therapeutics, Inc	4

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

318	*	Cornerstone Therapeutics, Inc	$2
2,667	*	Covance, Inc	124
3,083	*	Cubist Pharmaceuticals, Inc	147
3,574	*,e	Curis, Inc	15
2,389	*,e	Cytori Therapeutics, Inc	11
7,690	*,e	Dendreon Corp	37
2,984	*	Depomed, Inc	18
2,207	*	Discovery Laboratories, Inc	7
1,240	*	Dusa Pharmaceuticals, Inc	8
4,970	*	Dyax Corp	13
8,402	*,e	Dynavax Technologies Corp	40
49,418		Eli Lilly & Co	2,343
1,234	*	Emergent Biosolutions, Inc	18
5,765	*	Endo Pharmaceuticals Holdings, Inc	183
1,449	*	Endocyte, Inc	14
2,632	*	Enzon Pharmaceuticals, Inc	18
2,644	*	Exact Sciences Corp	29
6,457	*,e	Exelixis, Inc	31
989	*	Fluidigm Corp	17
12,917	*	Forest Laboratories, Inc	460
512	*	Furiex Pharmaceuticals Inc	10
810	*	Genomic Health, Inc	28
6,445	*,e	Geron Corp	11
36,061	*	Gilead Sciences, Inc	2,392
971	*	GTx, Inc	4
3,942	*	Halozyme Therapeutics, Inc	30
1,104	*	Harvard Bioscience, Inc	5
458	*	Hi-Tech Pharmacal Co, Inc	15
1,073	*	Horizon Pharma, Inc	4
8,023	*	Hospira, Inc	263
3,653	*	Idenix Pharmaceuticals, Inc	17
6,175	*,e	Illumina, Inc	298
1,963	*	ImmunoCellular Therapeutics Ltd	5
3,568	*,e	Immunogen, Inc	52
3,543	*,e	Immunomedics, Inc	12
3,365	*	Impax Laboratories, Inc	87
4,807	*,e	Incyte Corp	87
1,026	*,e	Infinity Pharmaceuticals, Inc	24
3,158	*,e	InterMune, Inc	28
3,659	*,e	Ironwood Pharmaceuticals, Inc	47
5,202	*,e	Isis Pharmaceuticals, Inc	73
1,109	*	Jazz Pharmaceuticals plc	63
131,061		Johnson & Johnson	9,031
2,721	*,e	Keryx Biopharmaceuticals, Inc	8
832	*	Lannett Co, Inc	4
10,577	*	Lexicon Pharmaceuticals, Inc	25
8,438	*	Life Technologies Corp	412
925	*	Ligand Pharmaceuticals, Inc (Class B)	16
2,138	*	Luminex Corp	41
5,511	*,e	MannKind Corp	16
1,093	*	MAP Pharmaceuticals, Inc	17
1,801		Maxygen, Inc	5
2,495	*	Medicines Co	64
2,755		Medicis Pharmaceutical Corp (Class A)	119
3,516	*	Medivation, Inc	198
145,103		Merck & Co, Inc	6,544
720	*,e	Merrimack Pharmaceuticals, Inc	7
1,482	*	Mettler-Toledo International, Inc	253
2,284	*	Momenta Pharmaceuticals, Inc	33
19,076	*	Mylan Laboratories, Inc	466
4,133	*	Myriad Genetics, Inc	112
5,532	*,e	Nektar Therapeutics	59
3,256	*	Neurocrine Biosciences, Inc	26
629	*,e	NewLink Genetics Corp	10

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,336	*,e	Novavax, Inc	$9
4,176	*	NPS Pharmaceuticals, Inc	39
1,070	*	Obagi Medical Products, Inc	13
1,112	*	Omeros Corp	10
511	*	OncoGenex Pharmaceutical, Inc	7
2,102	*	Oncothyreon, Inc	11
3,107	*	Onyx Pharmaceuticals, Inc	263
4,791	*,e	Opko Health, Inc	20
1,463	*	Optimer Pharmaceuticals, Inc	21
2,988	*,e	Orexigen Therapeutics, Inc	17
807	*,e	Osiris Therapeutics, Inc	9
1,723	*	Pacific Biosciences of California, Inc	3
915	*,e	Pacira Pharmaceuticals, Inc	16
1,792		Pain Therapeutics, Inc	9
1,830	*	Par Pharmaceutical Cos, Inc	92
2,917	*	Parexel International Corp	90
5,458	e	PDL BioPharma, Inc	42
5,182		PerkinElmer, Inc	153
4,034		Perrigo Co	469
360,002		Pfizer, Inc	8,946
2,485	*	Pharmacyclics, Inc	160
1,425	*	Pozen, Inc	9
1,419	*	Progenics Pharmaceuticals, Inc	4
11,425	*,e	Qiagen N.V. (NASDAQ)	211
2,696	*,e	Questcor Pharmaceuticals, Inc	50
2,377	*,e	Raptor Pharmaceutical Corp	13
3,754	*	Regeneron Pharmaceuticals, Inc	573
1,493	*	Repligen Corp	9
714	*,e	Repros Therapeutics, Inc	11
3,471	*	Rigel Pharmaceuticals, Inc	36
345	*,e	Sagent Pharmaceuticals	6
3,014	*	Salix Pharmaceuticals Ltd	128
2,157	*,e	Sangamo Biosciences, Inc	13
2,882	*	Santarus, Inc	26
2,738	*	Sciclone Pharmaceuticals, Inc	15
4,880	*,e	Seattle Genetics, Inc	131
4,993	*,e	Sequenom, Inc	18
1,470	*,e	SIGA Technologies, Inc	5
2,652	*,e	Spectrum Pharmaceuticals, Inc	31
620	*	Sucampo Pharmaceuticals, Inc (Class A)	3
445	*	Synageva BioPharma Corp	24
2,003	*,e	Synergy Pharmaceuticals, Inc	10
1,821	*,e	Synta Pharmaceuticals Corp	14
1,257	*	Targacept, Inc	6
1,792		Techne Corp	129
3,469	*	Theravance, Inc	90
17,450		Thermo Electron Corp	1,026
764	*,e	Threshold Pharmaceuticals, Inc	6
1,207	*,m	Trius Therapeutics, Inc	7
2,600	*	United Therapeutics Corp	145
1,501	*	Vanda Pharmaceuticals, Inc	6
579	*	Ventrus Biosciences, Inc	2
10,327	*	Vertex Pharmaceuticals, Inc	578
3,055	*	Vical, Inc	13
3,526	*	Viropharma, Inc	107
4,844	*	Vivus, Inc	86
8,140		Warner Chilcott plc	110
4,270	*	Waters Corp	356
6,142	*	Watson Pharmaceuticals, Inc	523
1,508	*	Xenoport, Inc	17
3,261	*,e	XOMA Corp	12
2,912	*,e	ZIOPHARM Oncology, Inc	16

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	58,351

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.6%
2,117		Acadia Realty Trust	$53
755		AG Mortgage Investment Trust	18
505		Agree Realty Corp	13
2,122	*	Alexander & Baldwin, Inc	63
104		Alexander’s, Inc	44
2,762		Alexandria Real Estate Equities, Inc	203
21,441		AMB Property Corp	751
1,470		American Assets Trust,Inc	39
3,566		American Campus Communities, Inc	157
16,723		American Capital Agency Corp	578
1,755		American Capital Mortgage, Inc	44
7,707	*	American Realty Capital Trust, Inc	90
19,627		American Tower Corp	1,401
47,329		Annaly Capital Management, Inc	797
6,519		Anworth Mortgage Asset Corp	44
6,369		Apartment Investment & Management Co (Class A)	166
867		Apollo Commercial Real Estate Finance, Inc	15
378		Ares Commercial Real Estate Corp	6
8,634	*	ARMOUR Residential REIT, Inc	66
2,185		Ashford Hospitality Trust, Inc	18
2,073		Associated Estates Realty Corp	31
454	*	AV Homes, Inc	7
4,631		AvalonBay Communities, Inc	630
7,506		BioMed Realty Trust, Inc	141
7,112		Boston Properties, Inc	787
7,051		Brandywine Realty Trust	86
3,765		BRE Properties, Inc (Class A)	177
3,896		Camden Property Trust	251
1,900		Campus Crest Communities, Inc	21
3,499		Capital Lease Funding, Inc	18
4,568		Capstead Mortgage Corp	62
7,851		CBL & Associates Properties, Inc	168
15,262	*	CBRE Group, Inc	281
2,712		Cedar Shopping Centers, Inc	14
464		Chatham Lodging Trust	6
1,642		Chesapeake Lodging Trust	33
51,853		Chimera Investment Corp	141
4,203		Colonial Properties Trust	89
1,674		Colony Financial, Inc	33
378		Consolidated-Tomoka Land Co	12
800		Coresite Realty	22
3,601		Corporate Office Properties Trust	86
4,773		Cousins Properties, Inc	38
2,905		CreXus Investment Corp	31
5,967		CubeSmart	77
6,010		CYS Investments, Inc	85
12,464		DCT Industrial Trust, Inc	81
10,697		DDR Corp	164
8,158		DiamondRock Hospitality Co	79
5,356		Digital Realty Trust, Inc	374
6,476		Douglas Emmett, Inc	149
12,782		Duke Realty Corp	188
2,984		DuPont Fabros Technology, Inc	75
2,653		Dynex Capital, Inc	29
1,377		EastGroup Properties, Inc	73
4,615		Education Realty Trust, Inc	50
2,472		Entertainment Properties Trust	110
2,004		Equity Lifestyle Properties, Inc	137
2,651		Equity One, Inc	56
14,607		Equity Residential	840
1,710		Essex Property Trust, Inc	254
1,621		Excel Trust, Inc	19

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,748		Extra Space Storage, Inc	$158
3,147		Federal Realty Investment Trust	331
6,309	*	FelCor Lodging Trust, Inc	30
4,317	*	First Industrial Realty Trust, Inc	57
2,547		First Potomac Realty Trust	33
6,922	*	Forest City Enterprises, Inc (Class A)	110
1,790	*	Forestar Real Estate Group, Inc	30
3,639		Franklin Street Properties Corp	40
25,599		General Growth Properties, Inc	499
1,193		Getty Realty Corp	21
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	72
1,811		Government Properties Income Trust	42
2,207	*	Gramercy Capital Corp	7
58	*	Gyrodyne Co of America, Inc	6
4,762		Hatteras Financial Corp	134
20,381		HCP, Inc	907
10,514		Health Care REIT, Inc	607
3,664		Healthcare Realty Trust, Inc	84
8,372		Hersha Hospitality Trust	41
3,786		Highwoods Properties, Inc	124
2,366		Home Properties, Inc	145
6,635		Hospitality Properties Trust	158
34,558		Host Marriott Corp	555
1,158	*	Howard Hughes Corp	82
4,076		HRPT Properties Trust	59
1,747		Hudson Pacific Properties	32
4,699		Inland Real Estate Corp	39
5,622		Invesco Mortgage Capital, Inc	113
3,940		Investors Real Estate Trust	33
4,086	*	iStar Financial, Inc	34
2,166		Jones Lang LaSalle, Inc	165
1,173		Kennedy-Wilson Holdings, Inc	16
3,326		Kilroy Realty Corp	149
19,779		Kimco Realty Corp	401
2,891		Kite Realty Group Trust	15
4,298		LaSalle Hotel Properties	115
6,009		Lexington Corporate Properties Trust	58
5,687		Liberty Property Trust	206
1,483		LTC Properties, Inc	47
6,443		Macerich Co	369
4,389		Mack-Cali Realty Corp	117
6,789		Medical Properties Trust, Inc	71
18,015		MFA Mortgage Investments, Inc	153
1,993		Mid-America Apartment Communities, Inc	130
1,230		Mission West Properties, Inc	11
2,597		Monmouth Real Estate Investment Corp (Class A)	29
1,100		National Health Investors, Inc	57
5,274		National Retail Properties, Inc	161
824		New York Mortgage Trust, Inc	6
3,670		NorthStar Realty Finance Corp	23
2,098		NRDC Acquisition Corp	27
5,124		Omega Healthcare Investors, Inc	116
567		One Liberty Properties, Inc	11
946		Parkway Properties, Inc	13
2,560		Pebblebrook Hotel Trust	60
2,924		Pennsylvania Real Estate Investment Trust	46
1,391		Pennymac Mortgage Investment Trust	33
8,735		Piedmont Office Realty Trust, Inc	151
7,839		Plum Creek Timber Co, Inc	344
2,631		Post Properties, Inc	126
2,094		Potlatch Corp	78
903		PS Business Parks, Inc	60
6,876		Public Storage, Inc	957

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,737		RAIT Investment Trust	$9
1,967		Ramco-Gershenson Properties	25
5,944		Rayonier, Inc	291
5,513		Realty Income Corp	225
4,253		Redwood Trust, Inc	62
4,546		Regency Centers Corp	222
4,090		Resource Capital Corp	24
4,138		Retail Properties of America, Inc	47
5,176		RLJ Lodging Trust	98
1,067		Rouse Properties, Inc	15
1,780		Sabra Healthcare REIT, Inc	36
330		Saul Centers, Inc	15
7,899		Senior Housing Properties Trust	172
14,685		Simon Property Group, Inc	2,229
4,148		SL Green Realty Corp	332
1,406		Sovran Self Storage, Inc	81
3,295	*,e	St. Joe Co	64
1,183		STAG Industrial, Inc	19
5,639		Starwood Property Trust, Inc	131
8,848	*	Strategic Hotels & Resorts, Inc	53
1,510		Summit Hotel Properties, Inc	13
1,288		Sun Communities, Inc	57
6,003	*	Sunstone Hotel Investors, Inc	66
4,492		Tanger Factory Outlet Centers, Inc	145
2,937		Taubman Centers, Inc	225
790	*	Tejon Ranch Co	24
400		Terreno Realty Corp	6
1,552		Thomas Properties Group, Inc	9
10,384		Two Harbors Investment Corp	122
12,006		UDR, Inc	298
507		UMH Properties, Inc	6
575		Universal Health Realty Income Trust	26
1,407		Urstadt Biddle Properties, Inc (Class A)	28
14,038		Ventas, Inc	874
8,538		Vornado Realty Trust	692
3,217		Washington Real Estate Investment Trust	86
5,688		Weingarten Realty Investors	160
380		Western Asset Mortgage Capital Corp	8
26,107		Weyerhaeuser Co	682
490		Whitestone REIT	6
1,412		Winthrop Realty Trust	15
153	*,e	Zillow, Inc	7

		TOTAL REAL ESTATE	27,189

RETAILING - 4.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	5
3,691		Aaron’s, Inc	103
3,975		Abercrombie & Fitch Co (Class A)	135
3,568		Advance Auto Parts, Inc	244
3,935	*	Aeropostale, Inc	53
17,255	*	Amazon.com, Inc	4,388
9,508		American Eagle Outfitters, Inc	200
580	*	America’s Car-Mart, Inc	26
2,306	*	Ann Taylor Stores Corp	87
1,365	*	Asbury Automotive Group, Inc	38
5,511	*	Ascena Retail Group, Inc	118
1,206	*	Audiovox Corp (Class A)	9
1,684	*,e	Autonation, Inc	74
1,789	*	Autozone, Inc	661
1,455	*,e	Barnes & Noble, Inc	19
1,533		Bebe Stores, Inc	7
11,092	*	Bed Bath & Beyond, Inc	699
13,067		Best Buy Co, Inc	225

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,412		Big 5 Sporting Goods Corp	$14
3,272	*	Big Lots, Inc	97
672	*,e	Blue Nile, Inc	25
578	*	Body Central Corp	6
447	e	Bon-Ton Stores, Inc	4
2,300		Brown Shoe Co, Inc	37
1,313	e	Buckle, Inc	60
2,257	*	Cabela’s, Inc	123
10,635	*	Carmax, Inc	301
2,260	*	Casual Male Retail Group, Inc	11
966		Cato Corp (Class A)	29
8,131		Chico’s FAS, Inc	147
1,035	*	Children’s Place Retail Stores, Inc	62
836	*	Citi Trends, Inc	11
3,407	*	Collective Brands, Inc	74
679	*,e	Conn’s, Inc	15
638		Core-Mark Holding Co, Inc	31
476		Destination Maternity Corp	9
4,508		Dick’s Sporting Goods, Inc	234
1,493		Dillard’s, Inc (Class A)	108
8,970	*	Dollar General Corp	462
10,946	*	Dollar Tree, Inc	528
1,596		DSW, Inc (Class A)	107
4,250		Expedia, Inc	246
4,341		Express Parent LLC	64
4,474		Family Dollar Stores, Inc	297
2,617		Finish Line, Inc (Class A)	60
380	*	Five Below, Inc	15
7,370		Foot Locker, Inc	262
1,694	*	Francesca’s Holdings Corp	52
1,790		Fred’s, Inc (Class A)	25
6,254	e	GameStop Corp (Class A)	131
14,708		Gap, Inc	526
1,189	*	Genesco, Inc	79
7,329		Genuine Parts Co	447
3,592		GNC Holdings, Inc	140
410	*	Gordmans Stores, Inc	8
1,288		Group 1 Automotive, Inc	78
2,132	*,e	Groupon, Inc	10
3,144		Guess?, Inc	80
1,232		Haverty Furniture Cos, Inc	17
892	*,e	HHgregg, Inc	6
1,197	*	Hibbett Sports, Inc	71
72,980		Home Depot, Inc	4,406
1,550	*	HomeAway, Inc	36
2,222		Hot Topic, Inc	19
1,773		HSN, Inc	87
7,757	e	JC Penney Co, Inc	188
1,086	*	JOS A Bank Clothiers, Inc	53
891	*	Kirkland’s, Inc	9
11,623		Kohl’s Corp	595
27,139	*	Liberty Media Holding Corp (Interactive A)	502
1,356	*	Liberty Ventures	67
11,721		Limited Brands, Inc	577
1,111		Lithia Motors, Inc (Class A)	37
14,256	*	LKQ Corp	264
57,645		Lowe’s Companies, Inc	1,743
1,342	*	Lumber Liquidators, Inc	68
20,140		Macy’s, Inc	758
1,129	*	MarineMax, Inc	9
534	*,e	Mattress Firm Holding Corp	15
2,482		Men’s Wearhouse, Inc	85
1,144		Monro Muffler, Inc	40
2,655	*,e	NetFlix, Inc	145

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

888	*	New York & Co, Inc	$3
7,512		Nordstrom, Inc	415
1,665	e	Nutri/System, Inc	17
6,966	*	Office Depot, Inc	18
943		OfficeMax, Inc	7
1,309	*	Orbitz Worldwide, Inc	3
5,526	*	O’Reilly Automotive, Inc	462
840	*,e	Overstock.com, Inc	9
2,064		Penske Auto Group, Inc	62
2,583		PEP Boys - Manny Moe & Jack	26
1,182	e	PetMed Express, Inc	12
5,270		Petsmart, Inc	364
4,168		Pier 1 Imports, Inc	78
2,389	*	Priceline.com, Inc	1,478
5,358	e	RadioShack Corp	13
2,805		Rent-A-Center, Inc	98
10,702		Ross Stores, Inc	691
769	*	Rue21, Inc	24
5,305	*,e	Saks, Inc	55
7,516	*	Sally Beauty Holdings, Inc	189
1,774	*	Sears Holdings Corp	98
2,743	*	Select Comfort Corp	87
775		Shoe Carnival, Inc	18
1,725	*	Shutterfly, Inc	54
4,067		Signet Jewelers Ltd	198
2,027		Sonic Automotive, Inc (Class A)	39
210	*	Sourceforge, Inc	4
1,474		Stage Stores, Inc	31
33,467	e	Staples, Inc	386
1,440		Stein Mart, Inc	12
461	*	Systemax, Inc	5
31,468		Target Corp	1,997
448	*,e	Teavana Holdings, Inc	6
6,216		Tiffany & Co	385
432	*	Tilly’s, Inc	8
35,392		TJX Companies, Inc	1,585
3,499		Tractor Supply Co	346
3,967	*	TripAdvisor, Inc	131
1,789	*	Tuesday Morning Corp	12
3,056		Ulta Salon Cosmetics & Fragrance, Inc	294
5,178	*	Urban Outfitters, Inc	195
658	*	US Auto Parts Network, Inc	2
1,052	*,e	Vitacost.com, Inc	7
1,434	*	Vitamin Shoppe, Inc	84
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	16
4,298		Williams-Sonoma, Inc	189
133		Winmark Corp	7
1,062	*,e	Zumiez, Inc	29

		TOTAL RETAILING	32,159

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
2,226	*	Advanced Energy Industries, Inc	27
31,059	*,e	Advanced Micro Devices, Inc	105
844	*	Alpha & Omega Semiconductor Ltd	7
15,516		Altera Corp	527
3,904	*,e	Amkor Technology, Inc	17
3,097	*	Anadigics, Inc	4
14,318		Analog Devices, Inc	561
60,527		Applied Materials, Inc	676
3,650	*	Applied Micro Circuits Corp	18
22,988	*	Atmel Corp	121
1,604	*	ATMI, Inc	30

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,160	*	AuthenTec, Inc	$17
11,857		Avago Technologies Ltd	413
5,359	*	Axcelis Technologies, Inc	6
1,469	*	AXT, Inc	5
26,114		Broadcom Corp (Class A)	903
3,308		Brooks Automation, Inc	27
806		Cabot Microelectronics Corp	28
2,448	*	Cavium Networks, Inc	82
1,230	*	Ceva, Inc	18
2,833	*	Cirrus Logic, Inc	109
1,302		Cohu, Inc	12
5,075	*,e	Cree, Inc	130
1,500	*	Cymer, Inc	77
7,650		Cypress Semiconductor Corp	82
1,921	*	Diodes, Inc	33
1,224	*	DSP Group, Inc	7
6,714	*	Entegris, Inc	55
4,315	*	Entropic Communications, Inc	25
2,444	*	Exar Corp	20
6,197	*	Fairchild Semiconductor International, Inc	81
2,676	*,e	First Solar, Inc	59
2,618	*	Formfactor, Inc	15
2,182	*,e	Freescale Semiconductor Holdings Ltd	21
1,543	*	FSI International, Inc	10
1,030	*	GSI Technology, Inc	5
6,373	*,e	GT Solar International, Inc	35
1,461	*	Hittite Microwave Corp	81
1,024	*	Inphi Corp	11
6,477	*	Integrated Device Technology, Inc	38
1,216	*	Integrated Silicon Solution, Inc	11
239,959		Intel Corp	5,442
643	*	Intermolecular, Inc	5
3,528	*	International Rectifier Corp	59
6,580		Intersil Corp (Class A)	58
1,231	*	IXYS Corp	12
7,718		Kla-Tencor Corp	368
4,206	*	Kopin Corp	16
8,767	*	Lam Research Corp	279
5,950	*	Lattice Semiconductor Corp	23
11,064		Linear Technology Corp	352
27,928	*	LSI Logic Corp	193
2,408	*	LTX-Credence Corp	14
282	*	MA-COM Technology Solutions	4
22,731		Marvell Technology Group Ltd	208
2,801	*,e	Mattson Technology, Inc	3
14,328		Maxim Integrated Products, Inc	381
383	*	MaxLinear, Inc	3
5,052	*	MEMC Electronic Materials, Inc	14
2,455		Micrel, Inc	26
9,163	e	Microchip Technology, Inc	300
42,944	*	Micron Technology, Inc	257
4,543	*	Microsemi Corp	91
1,664	*,e	Mindspeed Technologies, Inc	6
2,847	*	MIPS Technologies, Inc	21
2,658		MKS Instruments, Inc	68
1,520	*	Monolithic Power Systems, Inc	30
1,391	*	MoSys, Inc	6
1,014	*	Nanometrics, Inc	14
1,019	*	NeoPhotonics Corp Ltd	6
258	*	NVE Corp	15
29,569	*	Nvidia Corp	394
2,767	*	Omnivision Technologies, Inc	39
22,048	*	ON Semiconductor Corp	136
1,181	*	PDF Solutions, Inc	16

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,447	*	Pericom Semiconductor Corp	$13
2,703	*	Photronics, Inc	14
1,628	*	PLX Technology, Inc	9
11,786	*	PMC - Sierra, Inc	66
1,292		Power Integrations, Inc	39
5,356	*,e	Rambus, Inc	30
13,977	*	RF Micro Devices, Inc	55
782	*,e	Rubicon Technology, Inc	7
1,464	*	Rudolph Technologies, Inc	15
3,192	*	Semtech Corp	80
1,525	*	Sigma Designs, Inc	10
4,055	*	Silicon Image, Inc	19
2,178	*	Silicon Laboratories, Inc	80
9,357	*	Skyworks Solutions, Inc	220
2,527	*	Spansion, Inc	30
1,361	*,e	STR Holdings, Inc	4
2,241	*	SunPower Corp	10
493	*	Supertex, Inc	9
9,372	*	Teradyne, Inc	133
2,769		Tessera Technologies, Inc	38
54,668		Texas Instruments, Inc	1,506
8,183	*	Triquint Semiconductor, Inc	41
928	*	Ultra Clean Holdings	5
1,279	*	Ultratech, Inc	40
1,886	*	Veeco Instruments, Inc	57
1,235	*	Volterra Semiconductor Corp	27
12,863		Xilinx, Inc	430

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,355

SOFTWARE & SERVICES - 9.5%
2,523	*	Accelrys, Inc	22
30,640		Accenture plc	2,146
1,925	*	ACI Worldwide, Inc	81
1,874	*	Active Network, Inc	23
19,562		Activision Blizzard, Inc	221
2,448	*	Actuate Corp	17
3,603	*	Acxiom Corp	66
23,471	*	Adobe Systems, Inc	762
1,656	*	Advent Software, Inc	41
8,706	*	Akamai Technologies, Inc	333
2,359	*	Alliance Data Systems Corp	335
7,726		Amdocs Ltd	255
764	*	American Software, Inc (Class A)	6
1,408	*,e	Ancestry.com, Inc	42
1,747	*	Angie’s List, Inc	18
4,500	*	Ansys, Inc	330
4,551	*	AOL, Inc	160
4,543	*	Ariba, Inc	204
4,286	*	Aspen Technology, Inc	111
11,143	*	Autodesk, Inc	372
23,502		Automatic Data Processing, Inc	1,379
2,248	*	Bankrate, Inc	35
443	*,e	Bazaarvoice, Inc	7
2,369		Blackbaud, Inc	57
2,218	*	Blucora, Inc	39
7,809	*	BMC Software, Inc	324
1,196	e	Booz Allen Hamilton Holding Co	17
1,713	*	Bottomline Technologies, Inc	42
273	*	Brightcove, Inc	3
6,224		Broadridge Financial Solutions, Inc	145
1,345	*	BroadSoft, Inc	55
16,656		CA, Inc	429
1,266	*	CACI International, Inc (Class A)	66

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,010	*	Cadence Design Systems, Inc	$167
1,555	*,e	Callidus Software, Inc	8
540	*,e	Carbonite, Inc	4
2,159	*	Cardtronics, Inc	64
437		Cass Information Systems, Inc	18
3,700	*	Ciber, Inc	13
9,047	*	Citrix Systems, Inc	693
643	*,m	Clinical Data, Inc	1
14,623	*	Cognizant Technology Solutions Corp (Class A)	1,022
2,159	*	Commvault Systems, Inc	127
7,554		Computer Sciences Corp	243
760	*	Computer Task Group, Inc	12
9,466	*	Compuware Corp	94
1,622	*	comScore, Inc	25
2,256	*	Concur Technologies, Inc	166
1,503	*,e	Constant Contact, Inc	26
5,243		Convergys Corp	82
1,648	*	Cornerstone OnDemand, Inc	51
1,288	*	CoStar Group, Inc	105
1,795	*	CSG Systems International, Inc	40
2,053	*	DealerTrack Holdings, Inc	57
1,002	*	Deltek, Inc	13
1,448	*	Demand Media, Inc	16
327	*,e	Demandware, Inc	10
2,464	*	Dice Holdings, Inc	21
2,001	*	Digital River, Inc	33
335		DMRC Corp	8
1,423		DST Systems, Inc	81
5,728		Earthlink, Inc	41
55,168	*	eBay, Inc	2,671
1,521	e	Ebix, Inc	36
15,461	*	Electronic Arts, Inc	196
1,070	*	Ellie Mae, Inc	29
993	*	Envestnet, Inc	12
1,587		EPIQ Systems, Inc	21
206	*	ePlus, Inc	8
2,338	*	Equinix, Inc	482
2,804	*	Euronet Worldwide, Inc	53
465	*	ExactTarget, Inc	11
1,144	*	ExlService Holdings, Inc	34
20,469	*,e	Facebook, Inc	443
2,179		Factset Research Systems, Inc	210
1,607		Fair Isaac Corp	71
2,479	*	FalconStor Software, Inc	6
11,866		Fidelity National Information Services, Inc	370
4,905	*	First American Corp	130
6,423	*	Fiserv, Inc	476
2,362	*	FleetCor Technologies, Inc	106
471		Forrester Research, Inc	14
6,352	*	Fortinet, Inc	153
4,427	*	Gartner, Inc	204
6,359		Genpact Ltd	106
1,221	*,e,m	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	22
4,051		Global Payments, Inc	169
2,157	*,e	Glu Mobile, Inc	10
12,360	*	Google, Inc (Class A)	9,326
680	*	Guidance Software, Inc	8
937	*	Guidewire Software, Inc	29
1,547	*	Hackett Group, Inc	7
1,893		Heartland Payment Systems, Inc	60
1,560	*,e	Higher One Holdings, Inc	21
3,483		IAC/InterActiveCorp	181
1,449	*	iGate Corp	26

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

468	*	Imperva, Inc	$17
379	*,e	Infoblox, Inc	9
5,344	*	Informatica Corp	186
1,066	*	Innodata Isogen, Inc	4
803	*	Interactive Intelligence, Inc	24
3,256	*	Internap Network Services Corp	23
52,028		International Business Machines Corp	10,793
13,956		Intuit, Inc	822
2,611	*	Ipass, Inc	6
2,389	e	j2 Global, Inc	78
3,917		Jack Henry & Associates, Inc	148
2,111	*	JDA Software Group, Inc	67
950	*,e	Jive Software, Inc	15
1,328	*	Kenexa Corp	61
941		Keynote Systems, Inc	14
1,804	*,e	KIT Digital, Inc	5
1,667	*	Knot, Inc	14
4,117		Lender Processing Services, Inc	115
3,363	*,e	Limelight Networks, Inc	8
3,007	*	LinkedIn Corp	362
3,304	*	Lionbridge Technologies	12
1,143	*	Liquidity Services, Inc	57
2,686	*	Liveperson, Inc	49
1,024	*	LogMeIn, Inc	23
716	*	magicJack VocalTec Ltd	18
988	*	Manhattan Associates, Inc	57
1,171		Mantech International Corp (Class A)	28
1,311	e	Marchex, Inc (Class B)	5
1,092	*	Market Leader, Inc	7
5,198		Mastercard, Inc (Class A)	2,347
1,366		MAXIMUS, Inc	82
4,392	*	Mentor Graphics Corp	68
3,908	*	Micros Systems, Inc	192
361,682		Microsoft Corp	10,771
425	*	MicroStrategy, Inc (Class A)	57
528	*,e	Millennial Media, Inc	8
2,352		ModusLink Global Solutions, Inc	9
1,065	*	MoneyGram International, Inc	16
1,800		Monotype Imaging Holdings, Inc	28
4,617	*	Monster Worldwide, Inc	34
2,146	*	Move, Inc	18
1,792	*	Netscout Systems, Inc	46
1,519	*	NetSuite, Inc	97
3,278	*	NeuStar, Inc (Class A)	131
3,206		NIC, Inc	47
11,238	*	Nuance Communications, Inc	280
1,193	*,e	OpenTable, Inc	50
721		Opnet Technologies, Inc	25
182,246		Oracle Corp	5,739
5,816	*	Parametric Technology Corp	127
15,308		Paychex, Inc	510
792	e	Pegasystems, Inc	23
1,252	*	Perficient, Inc	15
603	*	Pervasive Software, Inc	5
958	*	PRG-Schultz International, Inc	8
3,045	*	Progress Software Corp	65
289	*	Proofpoint, Inc	4
1,099	*	PROS Holdings, Inc	21
400	*	QAD, Inc (Class A)	5
4,136	*	QLIK Technologies, Inc	93
2,811	*,m	Quest Software, Inc	79
1,192	*	QuinStreet, Inc	10
5,296	*	Rackspace Hosting, Inc	350
1,085		RealNetworks, Inc	9

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,540	*,e	RealPage, Inc	$35
9,437	*	Red Hat, Inc	537
1,734	*	Responsys, Inc	18
560	*	Rosetta Stone, Inc	7
5,389	*	Rovi Corp	78
1,356	*	Saba Software, Inc	14
13,809		SAIC, Inc	166
6,738	*	Salesforce.com, Inc	1,029
5,190		Sapient Corp	55
876	*	Sciquest, Inc	16
1,446	*	Seachange International, Inc	11
500	*	ServiceNow, Inc	19
2,425	*	ServiceSource International LLC	25
2,993	*	SolarWinds, Inc	167
3,368		Solera Holdings, Inc	148
1,445	*	Sourcefire, Inc	71
420	*,m	Splunk, Inc	15
510	*	SPS Commerce, Inc	20
1,635	*	SS&C Technologies Holdings, Inc	41
510		Stamps.com, Inc	12
2,697	*	SupportSoft, Inc	11
34,007	*	Symantec Corp	612
326	*	Synacor, Inc	2
1,334	*	Synchronoss Technologies, Inc	31
6,909	*	Synopsys, Inc	228
744		Syntel, Inc	46
1,633	*	TA Indigo Holding Corp	11
3,743	*	Take-Two Interactive Software, Inc	39
1,464	*	Tangoe, Inc	19
598	*	TechTarget, Inc	4
834	*	TeleNav, Inc	5
757	*	TeleTech Holdings, Inc	13
7,959	*	Teradata Corp	600
8,011	*	TIBCO Software, Inc	242
5,735	*	TiVo, Inc	60
1,534	*	TNS, Inc	23
7,618		Total System Services, Inc	181
285	*	Travelzoo, Inc	7
1,326	*	Tyler Technologies, Inc	58
1,323	*	Ultimate Software Group, Inc	135
2,353	*	Unisys Corp	49
4,557		United Online, Inc	25
4,315	*	Unwired Planet, Inc	8
3,937	*	Valueclick, Inc	68
1,909	*	Vantiv, Inc	41
1,577	*	Vasco Data Security International	15
5,078	*	VeriFone Systems, Inc	141
1,073	*	Verint Systems, Inc	29
7,843		VeriSign, Inc	382
2,063	*,e	VirnetX Holding Corp	53
620	*	Virtusa Corp	11
25,076		Visa, Inc (Class A)	3,367
1,682	*	VistaPrint Ltd	57
4,280	*	VMware, Inc (Class A)	414
792	*	Vocus, Inc	16
2,248	*,e	WebMD Health Corp (Class A)	32
1,434	*	Websense, Inc	22
1,494	*	Website Pros, Inc	27
28,866		Western Union Co	526
1,956	*	Wright Express Corp	136
57,742	*	Yahoo!, Inc	922
409	*,e	Yelp, Inc	11
3,311	*	Zix Corp	9

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,350	*	Zynga, Inc	$15

		TOTAL SOFTWARE & SERVICES	72,668

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
2,135	*,e	3D Systems Corp	70
2,645	*,e	Acme Packet, Inc	45
3,005	e	Adtran, Inc	52
1,334	*	Agilysys, Inc	11
7,535		Amphenol Corp (Class A)	444
1,061	*	Anaren, Inc	21
1,463		Anixter International, Inc	84
44,700		Apple, Inc	29,826
5,392	*	Arris Group, Inc	69
5,381	*	Arrow Electronics, Inc	181
5,445	*,e	Aruba Networks, Inc	122
308	*	Audience, Inc	2
1,355	*	Avid Technology, Inc	13
6,883	*	Avnet, Inc	200
2,526		AVX Corp	24
995	*	AX Holding Corp	7
779		Badger Meter, Inc	28
674		Bel Fuse, Inc (Class B)	13
3,073	*	Benchmark Electronics, Inc	47
973		Black Box Corp	25
1,815	*	Bookham, Inc	5
3,698	*	Brightpoint, Inc	33
22,280	*	Brocade Communications Systems, Inc	132
1,369	*	CalAmp Corp	11
1,907	*,e	Calix Networks, Inc	12
2,124	*	Checkpoint Systems, Inc	18
4,899	*	Ciena Corp	67
255,445		Cisco Systems, Inc	4,876
2,099		Cognex Corp	73
1,087	*	Coherent, Inc	50
997		Comtech Telecommunications Corp	28
10,597	*	Comverse Technology, Inc	65
71,875		Corning, Inc	945
1,943	*	Cray, Inc	25
1,799		CTS Corp	18
2,087		Daktronics, Inc	20
708	*	Datalink Corp	6
69,665		Dell, Inc	687
3,067		Diebold, Inc	103
1,490	*	Digi International, Inc	15
2,450	*	Dolby Laboratories, Inc (Class A)	80
1,102	*	DTS, Inc	26
1,837	*	Echelon Corp	7
1,973	*	EchoStar Corp (Class A)	57
1,000		Electro Rent Corp	18
1,450		Electro Scientific Industries, Inc	18
2,122	*	Electronics for Imaging, Inc	35
100,013	*	EMC Corp	2,727
3,637	*	Emulex Corp	26
4,537	*	Extreme Networks, Inc	15
3,859	*	F5 Networks, Inc	404
1,026	*	Fabrinet	12
910	*	FARO Technologies, Inc	38
1,923		FEI Co	103
4,415	*,e	Finisar Corp	63
7,393		Flir Systems, Inc	148
3,288	*,e	Fusion-io, Inc	100
1,197	*	Globecomm Systems, Inc	13
1,328	*	GSI Group, Inc	12

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,307	*	Harmonic, Inc	$24
5,292		Harris Corp	271
3,340	*	Harris Stratex Networks, Inc (Class A)	8
94,006		Hewlett-Packard Co	1,604
1,552	*	Imation Corp	9
1,615	*	Immersion Corp	9
5,305	*,e	Infinera Corp	29
7,086	*	Ingram Micro, Inc (Class A)	108
2,496	*	Insight Enterprises, Inc	44
2,201	e	InterDigital, Inc	82
2,592	*	Intermec, Inc	16
1,163	*	Intevac, Inc	7
1,784	*,e	InvenSense, Inc	21
1,555	*,e	IPG Photonics Corp	89
2,131	*	Itron, Inc	92
1,708	*	Ixia	27
8,999		Jabil Circuit, Inc	168
11,409	*	JDS Uniphase Corp	141
25,748	*	Juniper Networks, Inc	441
2,177	*	Kemet Corp	10
758	*	KVH Industries, Inc	10
3,561	e	Lexmark International, Inc (Class A)	79
1,051		Littelfuse, Inc	59
522		Loral Space & Communications, Inc	37
1,385	*	Maxwell Technologies, Inc	11
742	*	Measurement Specialties, Inc	24
1,540	*	Mercury Computer Systems, Inc	16
126		Mesa Laboratories, Inc	6
2,035		Methode Electronics, Inc	20
6,577	e	Molex, Inc	173
13,804		Motorola, Inc	698
860		MTS Systems Corp	46
555	*	Multi-Fineline Electronix, Inc	13
4,011		National Instruments Corp	101
7,727	*	NCR Corp	180
1,120	*,e	Neonode, Inc	4
17,628	*	NetApp, Inc	580
1,861	*	Netgear, Inc	71
2,159	*	Newport Corp	24
496	*	Numerex Corp	6
2,560	*,e	OCZ Technology Group, Inc	9
1,210	*	Oplink Communications, Inc	20
970	*	OSI Systems, Inc	75
450	*	Palo Alto Networks, Inc	28
1,164		Park Electrochemical Corp	29
3,576	*,e	Parkervision, Inc	8
143		PC Connection, Inc	2
850		PC-Tel, Inc	6
2,022		Plantronics, Inc	71
1,613	*	Plexus Corp	49
8,460	*	Polycom, Inc	84
3,047	*	Power-One, Inc	17
950	*	Procera Networks, Inc	22
4,711	*	QLogic Corp	54
81,763		Qualcomm, Inc	5,109
11,444	*	Quantum Corp	18
1,782	*,e	Rackable Systems, Inc	16
1,200	*	Radisys Corp	4
1,970	*,e	RealD, Inc	18
717		Richardson Electronics Ltd	9
7,755	*	Riverbed Technology, Inc	181
1,445	*	Rofin-Sinar Technologies, Inc	28
790	*	Rogers Corp	33
11,574	*	SanDisk Corp	503

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,084	*	Sanmina-SCI Corp	$35
930	*	Scansource, Inc	30
2,605	*	ShoreTel, Inc	11
11,025	*	Sonus Networks, Inc	21
2,145	*	STEC, Inc	14
954	*,e	Stratasys, Inc	52
1,355	*	Super Micro Computer, Inc	16
1,033		Sycamore Networks, Inc	16
2,360	*	Symmetricom, Inc	16
1,327	*,e	Synaptics, Inc	32
1,272	*	SYNNEX Corp	41
1,958	*	Tech Data Corp	89
18,322		Tellabs, Inc	65
824		Telular Corp	8
247		Tessco Technologies, Inc	5
5,900	*	Trimble Navigation Ltd	281
2,608	*	TTM Technologies, Inc	25
484	*,e	Ubiquiti Networks, Inc	6
1,939	*,e	Universal Display Corp	67
1,758	*,e	Viasat, Inc	66
128	*	Viasystems Group, Inc	2
7,054	*	Vishay Intertechnology, Inc	69
654	*	Vishay Precision Group, Inc	9
2,690	*	Westell Technologies, Inc	6
11,041		Western Digital Corp	428
62,755		Xerox Corp	461
2,509	*	Zebra Technologies Corp (Class A)	94
1,176	*	Zygo Corp	21

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	56,112

TELECOMMUNICATION SERVICES - 2.8%
3,067	*	8x8, Inc	20
279,821		AT&T, Inc	10,549
490		Atlantic Tele-Network, Inc	21
769	*,e	Boingo Wireless, Inc	6
662	*	Cbeyond Communications, Inc	7
29,915		CenturyTel, Inc	1,209
10,048	*	Cincinnati Bell, Inc	57
7,934	*	Clearwire Corp (Class A)	11
2,389		Cogent Communications Group, Inc	55
1,438	e	Consolidated Communications Holdings, Inc	25
14,234	*	Crown Castle International Corp	912
1,092	*,e	Fairpoint Communications, Inc	8
49,615	e	Frontier Communications Corp	243
2,090	*	General Communication, Inc (Class A)	20
705		HickoryTech Corp	7
609		IDT Corp (Class B)	6
1,613	*	inContact, Inc	11
2,276	*	Iridium Communications, Inc	17
3,287	*,e	Leap Wireless International, Inc	22
7,503	*	Level 3 Communications, Inc	172
757		Lumos Networks Corp	6
14,039	*	MetroPCS Communications, Inc	164
1,751	*	Neutral Tandem, Inc	16
6,450	*,e	NII Holdings, Inc (Class B)	51
757		NTELOS Holdings Corp	13
1,760	*	Orbcomm, Inc	7
3,214	*	Premiere Global Services, Inc	30
586		Primus Telecommunications Group, Inc	9
5,889	*	SBA Communications Corp (Class A)	371
854		Shenandoah Telecom Co	15
145,641	*	Sprint Nextel Corp	804
4,484		Telephone & Data Systems, Inc	115

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,746	*,e	Towerstream Corp	$7
7,314	*	tw telecom inc (Class A)	191
432	*	US Cellular Corp	17
1,177		USA Mobility, Inc	14
135,524		Verizon Communications, Inc	6,176
7,062	*	Vonage Holdings Corp	16
28,704	e	Windstream Corp	290

		TOTAL TELECOMMUNICATION SERVICES	21,690

TRANSPORTATION - 1.7%
2,669	*	Air Transport Services Group, Inc	12
3,462	*	Alaska Air Group, Inc	122
511	*	Allegiant Travel Co	32
407		Amerco, Inc	43
1,342		Arkansas Best Corp	11
1,336	*	Atlas Air Worldwide Holdings, Inc	69
4,223	*	Avis Budget Group, Inc	65
988		Celadon Group, Inc	16
7,902		CH Robinson Worldwide, Inc	463
2,731		Con-Way, Inc	75
1,607		Copa Holdings S.A. (Class A)	131
49,446		CSX Corp	1,026
40,865	*	Delta Air Lines, Inc	374
1,331	*	Dollar Thrifty Automotive Group, Inc	116
539	*,e	Echo Global Logistics, Inc	9
10,325		Expeditors International Washington, Inc	375
15,019		FedEx Corp	1,271
1,526		Forward Air Corp	46
1,322	*,e	Genco Shipping & Trading Ltd	5
1,775	*	Genesee & Wyoming, Inc (Class A)	119
2,405	*	Hawaiian Holdings, Inc	14
1,514		Heartland Express, Inc	20
12,337	*	Hertz Global Holdings, Inc	169
1,468	*	Hub Group, Inc (Class A)	44
357		International Shipholding Corp	6
4,369		J.B. Hunt Transport Services, Inc	227
9,209	*	JetBlue Airways Corp	44
5,349		Kansas City Southern Industries, Inc	405
2,711	*	Kirby Corp	150
3,018		Knight Transportation, Inc	43
2,283		Landstar System, Inc	108
232		Marten Transport Ltd	4
2,122		Matson, Inc	44
15,508		Norfolk Southern Corp	987
3,307	*	Old Dominion Freight Line	100
2,338	*	Pacer International, Inc	9
421	*	Park-Ohio Holdings Corp	9
309	*	Patriot Transportation Holding, Inc	9
748	*	Quality Distribution, Inc	7
1,080	*	RailAmerica, Inc	30
859	*,e	Rand Logistics, Inc	7
2,007	*	Republic Airways Holdings, Inc	9
437	*	Roadrunner Transportation Services Holdings, Inc	7
2,596		Ryder System, Inc	101
900	*	Saia, Inc	18
1,535		Skywest, Inc	16
37,318		Southwest Airlines Co	327
1,243	*	Spirit Airlines, Inc	21
2,248	*	Swift Transportation Co, Inc	19
16,141	*	UAL Corp	315
22,743		Union Pacific Corp	2,700
34,568		United Parcel Service, Inc (Class B)	2,474
200		Universal Truckload Services, Inc	3

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,760	*,e	US Airways Group, Inc	$81
5,030		UTI Worldwide, Inc	68
2,203		Werner Enterprises, Inc	47
842	*,e	XPO Logistics, Inc	10
512	*	Zipcar, Inc	4

		TOTAL TRANSPORTATION	13,036

UTILITIES - 3.5%
29,654	*	AES Corp	325
5,564		AGL Resources, Inc	228
1,847		Allete, Inc	77
5,249		Alliant Energy Corp	228
12,180		Ameren Corp	398
23,007		American Electric Power Co, Inc	1,011
523		American States Water Co	23
8,445		American Water Works Co, Inc	313
6,719		Aqua America, Inc	166
366		Artesian Resources Corp	9
5,498	e	Atlantic Power Corp	82
4,376		Atmos Energy Corp	157
2,915		Avista Corp	75
2,076		Black Hills Corp	74
727	*,e	Cadiz, Inc	7
2,026		California Water Service Group	38
19,658	*	Calpine Corp	340
19,874		Centerpoint Energy, Inc	423
489		CH Energy Group, Inc	32
551		Chesapeake Utilities Corp	26
2,955		Cleco Corp	124
12,756		CMS Energy Corp	300
518		Connecticut Water Service, Inc	17
13,865		Consolidated Edison, Inc	830
892		Consolidated Water Co, Inc	7
339		Delta Natural Gas Co, Inc	7
27,280		Dominion Resources, Inc	1,444
8,000		DTE Energy Co	480
34,025		Duke Energy Corp	2,205
16,156		Edison International	738
1,646		El Paso Electric Co	56
1,386		Empire District Electric Co	30
8,537		Entergy Corp	592
40,699		Exelon Corp	1,448
19,836		FirstEnergy Corp	875
609		Genie Energy Ltd	5
6,564		Great Plains Energy, Inc	146
4,806		Hawaiian Electric Industries, Inc	126
2,426		Idacorp, Inc	105
3,799		Integrys Energy Group, Inc	198
2,482		ITC Holdings Corp	188
1,170		Laclede Group, Inc	50
9,189		MDU Resources Group, Inc	203
1,117		MGE Energy, Inc	59
813		Middlesex Water Co	16
3,522		National Fuel Gas Co	190
2,008		New Jersey Resources Corp	92
19,896		NextEra Energy, Inc	1,399
13,829		NiSource, Inc	352
14,777		Northeast Utilities	565
1,299		Northwest Natural Gas Co	64
1,761		NorthWestern Corp	64
10,938		NRG Energy, Inc	234
11,472		NV Energy, Inc	207
4,787		OGE Energy Corp	265

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,770		Oneok, Inc	$472
919		Ormat Technologies, Inc	17
1,956		Otter Tail Corp	47
11,070		Pepco Holdings, Inc	209
19,496		PG&E Corp	832
3,511		Piedmont Natural Gas Co, Inc	114
5,314		Pinnacle West Capital Corp	281
4,395		PNM Resources, Inc	92
3,801		Portland General Electric Co	103
28,315		PPL Corp	822
23,925		Public Service Enterprise Group, Inc	770
8,653		Questar Corp	176
37,408	*	RRI Energy, Inc	95
5,492		SCANA Corp	265
11,393		Sempra Energy	735
678		SJW Corp	17
1,513		South Jersey Industries, Inc	80
41,332		Southern Co	1,905
2,247		Southwest Gas Corp	99
10,471		TECO Energy, Inc	186
5,470		UGI Corp	174
2,458		UIL Holdings Corp	88
597		Unitil Corp	16
1,902		UNS Energy Corp	80
3,990		Vectren Corp	114
5,819		Westar Energy, Inc	173
2,570		WGL Holdings, Inc	103
10,808		Wisconsin Energy Corp	407
22,985		Xcel Energy, Inc	637
672		York Water Co	12

		TOTAL UTILITIES	26,834

		TOTAL COMMON STOCKS	762,096

		(Cost $508,214)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
559	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
4,202		Allos Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

RETAILING - 0.0%
453		Liberty Ventures	7

		TOTAL RETAILING	7

		TOTAL RIGHTS / WARRANTS	7

		(Cost $6)

TIAA Separate Account VA-1 - Stock Index Account

SHARES		COMPANY

SHORT-TERM INVESTMENTS - 2.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
15,340,473	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$15,340

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	15,340

		TOTAL SHORT-TERM INVESTMENTS	15,340

		(Cost $15,340)
		TOTAL INVESTMENTS - 101.7%	777,443
		(Cost $523,560)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%	(13,346)

		NET ASSETS - 100.0%	$764,097

Abbreviation(s):

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,825,000.

m	Indicates a security that has been deemed illiquid.

Cost	amounts are in thousands.

TIAA Separate Account VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-I (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Committee”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level I —quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TIAA Separate Account VA-1 - Notes to Schedule of Investments (unaudited)

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2012, there were no transfers between levels by the Account.

As of September 30, 2012, the Account held a Level 3 security valued at zero. All other investments were valued based on Level 1 inputs.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2012, the Account did not hold any futures contracts.

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $253,883,000, consisting of gross unrealized appreciation of $330,420,000 and gross unrealized depreciation of $(76,537,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 20, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 20, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer,
Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer